    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 24, 2005


                                                            FILE NOS. 333-50529;
                                                                       811-08759

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No.      / /
                      ------------------------------------

                      Post-Effective Amendment No. 10  /X/
                      ------------------------------------


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 14  /X/
                             ---------------------


                         LAUDUS VARIABLE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
               (Address of Principal Executive Offices) (Zip code)

                                 800.447.3332
              (Registrant's Telephone Number, including Area Code)

NAME AND ADDRESS OF AGENT FOR SERVICE:              COPIES TO:
--------------------------------------              ----------
JANA D. THOMPSON                                    THOMAS S. HARMAN, ESQ.
Charles Schwab Investment Management, Inc.          Morgan, Lewis & Bockius LLP
101 Montgomery Street                               1111 Pennsylvania Avenue, NW
San Francisco, CA 94104                             Washington, D.C. 20004


Approximate Date of Proposed Public Offering:  Continuous.


It is proposed that this filing will become effective:

/ / Immediately upon filing pursuant to paragraph (b)

/ / On [date] pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/X/ On April 25, 2005 pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / On [date] pursuant to paragraph (a)(2)

                LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
                                 CLASS 1 SHARES

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-866-4-LAUDUS


                                   MAY 1, 2005


   THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND SEEKS TO INCREASE THE
      VALUE OF YOUR INVESTMENT IN BULL MARKETS AND IN BEAR MARKETS THROUGH STRATEGIES THAT ARE DESIGNED TO LIMIT EXPOSURE TO GENERAL EQUITY MARKET
        RISK. THE FUND'S INVESTMENT ADVISER IS CHARLES SCHWAB INVESTMENT MANAGEMENT, INC. THE FUND'S SUBADVISER IS AXA ROSENBERG INVESTMENT
     MANAGEMENT LLC. SHARES OF THE FUND ARE OFFERED EXCLUSIVELY FOR SALE TO
                      INSURANCE COMPANY SEPARATE ACCOUNTS.


    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
                 ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

                                TABLE OF CONTENTS


                                                                               PAGE
RISK/RETURN SUMMARY                                                              X

FEES AND EXPENSES                                                                X

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES                        X

PRINCIPAL RISKS                                                                  X

CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS                       X

PERFORMANCE INFORMATION FROM THE SUBADVISER'S OTHER
   LONG/SHORT EQUITY ACCOUNTS                                                   XX

THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY                                  XX

MANAGEMENT OF THE FUND                                                          XX

HOW THE FUND PRICES ITS SHARES                                                  XX

PURCHASING FUND SHARES                                                          XX

REDEEMING FUND SHARES                                                           XX

DISTRIBUTIONS                                                                   XX

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION                                    XX

TAXES                                                                           XX

OTHER INFORMATION                                                               XX

FINANCIAL HIGHLIGHTS                                                            XX

                               RISK/RETURN SUMMARY


The following is a description of the investment objective and principal investment strategies of the Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund"). The Fund is a series of the Laudus Variable Insurance Trust (the "Trust"). Except as explicitly described otherwise, the Fund's investment objective and policies may be changed without shareholder approval. The Fund is advised by Charles Schwab Investment Management, Inc. ("CSIM" or the "Adviser"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg" or the "Subadviser") acts as subadviser to the Fund.

This section also contains a summary of the Fund's principal risks. The principal risks of the Fund are identified below and more fully discussed beginning on page X. Please be sure to read this additional information BEFORE you invest.


INVESTMENT OBJECTIVE

The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.




SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to achieve its investment objective by buying common stocks (i.e., holding a "long" position) that AXA Rosenberg believes are undervalued and by "selling short" stocks that AXA Rosenberg believes are overvalued. AXA Rosenberg's investment strategy is to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. The Fund seeks to have near neutral exposure to the specific industries, capitalization ranges and certain other risk factors represented in the domestic small- and mid-capitalization stock market. The Fund primarily invests in small and mid-capitalization stocks that are principally traded in the markets of the United States, but may also invest in large capitalization stocks. As of December 31, 2004, mid-capitalization stocks included stocks with market capitalizations under approximately $XX billion, but this amount will vary. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund measures its return by a comparison to the return on 3-month U.S. Treasury Bills. By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general U.S. stock market movements.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value (the price of a stock divided by its book value) that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, AXA Rosenberg attempts to moderate, although by no means eliminate, the Fund's value orientation by applying a quantitative risk-control and portfolio optimization process. In addition, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this prospectus (the "Prospectus").


The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund are likely to reflect short-term capital gains which are taxed like ordinary income rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:


INVESTMENT RISK. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.


MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.


PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.


For a more detailed description of these and other risks associated with an investment in the Fund, turn to page X.

PERFORMANCE INFORMATION


The Class 1 Shares were not operational as of 12/31/04.

Since Class 1 Shares are invested in the same portfolio of securities, returns for Class 1 Shares will be substantially similar to those of Class 2 Shares, shown here, and will differ only to the extent that Class 1 Shares have lower expenses. The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. Performance information for accounts advised by AXA Rosenberg that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page XX.

YEARLY PERFORMANCE (%) -- CLASS 2 SHARES+

                               YEARLY PERFORMANCE



                   CALENDAR YEAR                ANNUAL RETURN (%)
                       2004                           X.XX%


----------

+ For the period January 1, 2005 through March 31, 2005, the aggregate (non-annualized) total pre-tax return of Class 2 Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was X.XX%, for the quarter ended XX/XX/XX, and its lowest quarterly return was X.XX%, for the quarter ended XX/XX/XX.

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)



                                                                                                   SINCE INCEPTION
                                                                                                     OF CLASS 2
                                                                                    PAST ONE            SHARES
                                                                                      YEAR             (5/1/03)
                                                                                    --------       ---------------
Class 2 Shares*
      Return Before Taxes                                                             X.XX%              X.XX%
      Return After Taxes on Distributions                                             X.XX%              X.XX%
      Return After Taxes on Distributions and Sale of Fund Shares                     X.XX%              X.XX%
3-month U.S. Treasury Bills**                                                         X.XX%              X.XX%


----------

* Performance does not reflect any fees which may be charged by the insurance company separate account through which you hold your shares. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class 1 Shares of the Fund. The fee table and example do not reflect any fees which may be charged by the insurance company separate account through which you hold your shares. If they did reflect such charges, the overall expenses described below would be higher.

                                                                                     CLASS 1
                                                                                     -------
SHAREHOLDER FEES (paid directly from your investment):
    Maximum Sales Charge (Load)                                                        N/A
    Maximum Sales Charge (Load) Imposed on Purchases                                   N/A
    Maximum Deferred Sales Charge (Load)                                               N/A
    Maximum Sales Charge (Load) Imposed on Reinvested Dividends                        N/A
    Redemption Fee                                                                     N/A

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown below, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on those assumptions, your costs would be:

                               OPERATING EXPENSES


CLASS OF SHARES                                    CLASS 1
---------------                                    -------
Management Fees                                     1.50%
Distribution and Shareholder Service (12b-1) Fees   None
Other Expenses
  Dividend Expenses on Securities Sold Short        X.XX%
  Remainder of Other Expenses                       X.XX%
                                                    ----
Total                                               X.XX%
                                                    ----
Total Annual Fund Operating Expenses                X.XX%
Fee Waiver and/or Expense Reimbursement*           (X.XX%)
                                                    ----
Net Expenses                                        X.XX%
                                                    ====


                                     EXAMPLE


              1          3         5      10
             YEAR      YEARS     YEARS   YEARS
             ----      -----     -----   -----
  Class 1    $ XX*     $ XX*     $ XX    $ XX


----------

     * Reflects the Adviser's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses (excluding extraordinary expenses, dividends on securities sold short and, to the extent applicable, distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least December 31, 2007. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next three fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed 1.74% (as stated in the Expense Limitation Agreement) during the respective year.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk. The Fund measures its return by a comparison to the return on 3-month U.S. Treasury Bills. The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. When AXA Rosenberg believes that a security is overvalued relative to the securities in the Fund's long portfolio, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on the Fund's performance. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. If the Fund were to change this 80% investment policy, the Fund would provide 60 days' notice to its shareholders prior to the change's occurrence.

AXA Rosenberg's stock selection process focuses on the identification of stocks with attractively priced fundamentals and future expected earnings at reasonable current prices. Because AXA Rosenberg's stock selection models typically find more bargains among value stocks and more overpriced securities (short sale opportunities) among growth stocks, the Fund's portfolio tends to have a value exposure. AXA Rosenberg attempts to moderate, although by no means eliminate, this value exposure by applying a quantitative risk-control and portfolio optimization process.

It is expected that the Fund may achieve a positive return if the securities in the Fund's long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in its long portfolio underperform the securities in its short portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.


The Fund seeks to construct a diversified portfolio that has limited exposure to U.S. equity market risk generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, the 200 stocks principally traded in the markets of the United States with the largest market capitalizations are considered large capitalization stocks, the next 800 largest stocks are considered mid-capitalization stocks and all other stocks are considered small capitalization stocks. As of December 31, 2004, the market capitalization of the largest company whose stock would be considered a mid-capitalization stock was approximately $XX billion. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations.


AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills effectively have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

Because the Fund may engage in active and frequent trading of portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.

The investment objective and policies of the Fund may be changed without shareholder approval unless explicitly stated otherwise.

                                 PRINCIPAL RISKS

The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect the Fund's investments as a whole. The Fund could be subject to additional risks because the types of investments made by the Fund can change over time.


INVESTMENT RISK. An investment in the Fund involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. Investment in shares of the Fund is, like investment in common stocks, more volatile and risky than some other forms of investment. Also, the Fund is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with more conventional stock mutual funds.


MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that it will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to the Fund.

The Fund will lose money if AXA Rosenberg fails to purchase, sell or sell short different stocks such that the securities in the Fund's long portfolio, in the aggregate, outperform the securities in the Fund's short portfolio. In addition, management risk is heightened for the Fund because AXA Rosenberg could make poor stock selections for both the long and the short portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general equity market risk, specific capitalization ranges and certain other risk factors.

RISK OF SHORT SALES. When AXA Rosenberg believes that a security is overvalued, it may cause the Fund to sell the security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it. The Fund may achieve a gain if the price of the borrowed security decreases during that period of time. The

Fund cannot guarantee that it will be able to replace a security at any particular time or at an acceptable price.

While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then-current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender. By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and the price may rise indefinitely.

Short sales also involve other costs. The Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, if the Fund enters into a short sale against the box, it may be a taxable event with respect to the shorted position.

Until the Fund replaces a borrowed security, it will maintain daily a segregated account with its custodian containing cash, U.S. Government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, the Fund might not receive any payments (including interest) on collateral held with the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. The Fund will not make a short sale if, after giving effect to the short sale, the market value of all securities sold short would exceed 100% of the value of the Fund's net assets.


SMALL AND MID-SIZE COMPANY RISK. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Therefore, the prices of such securities tend to be more volatile than the prices of securities of companies with larger market capitalizations. As a result, the absolute values of changes in the prices of securities of companies with small or mid-sized market capitalizations may be greater than those of larger, more established companies.


STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

PORTFOLIO TURNOVER. The consideration of portfolio turnover does not constrain AXA Rosenberg's investment decisions. The Fund is actively managed and the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates will result in comparatively greater brokerage commissions or other transaction costs. Such costs will reduce the Fund's return. A higher portfolio turnover rate will also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed.

           CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

The Fund has the flexibility to invest, within limits, in a variety of instruments designed to enhance its investment capabilities. A brief description of certain of these instruments and the risks associated with them appears below. You can find more detailed information in the Trust's statement of additional information (the "SAI").

CERTAIN HOLDINGS. To meet redemption requests or for investment purposes, the Fund may temporarily hold a portion of its assets in full faith and credit obligations of the United States Government (E.G., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (specifically, rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by AXA Rosenberg to be of comparable quality to any of the foregoing.

In connection with these holdings, the Fund may be subject to interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will adversely affect the value of the Fund's debt securities. Debt securities constitute obligations of an issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of such securities to decline. Even the highest quality debt securities, including U.S. Government securities, are subject to interest rate risk.

Credit risk is the risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. As noted above, however, the Fund will hold debt securities only of issuers with high credit ratings.

STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases it and the time it sells it and may realize a gain if the value of the Index Future rises between such dates.

In connection with the Fund's investment in common stocks, the Fund may invest in Index Futures while AXA Rosenberg seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. The Fund may also invest in Index Futures when AXA Rosenberg believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund, pending investment in such stocks when they do become available. Through the use of Index Futures, the Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit the Fund to avoid potential market and liquidity problems (driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by the Fund. The Fund may also use Index Futures in order to hedge its equity positions.

In contrast to purchases of a common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the particular index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market."

The Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

The Fund's use of Index Futures involves risk. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The futures market may also attract more speculators than do the securities markets, because deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Increased participation by speculators in the futures market may also cause price distortions. In addition, the price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market disturbances.

Further, the ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.

When the Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. Government securities or other high grade liquid securities in a segregated account with its custodian in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto, and (b) inability to enforce rights and the expenses involved in attempted enforcement.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by AXA Rosenberg to be of relatively high credit standing.


ILLIQUID SECURITIES. The Fund may hold "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.


FOREIGN INVESTMENTS. Although the Fund invests primarily in securities principally traded in U.S. markets, the Fund may buy, or engage in short sales with respect to, stocks of foreign companies that trade on U.S. markets. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including currency blockage). The Fund may be unable to obtain and enforce judgments against foreign entities, and issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. Also, the securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

                  PERFORMANCE INFORMATION FROM THE SUBADVISER'S
                        OTHER LONG/SHORT EQUITY ACCOUNTS

AXA Rosenberg also serves as adviser to other long/short equity accounts (the "Other Long/Short Equity Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the Fund may vary from the performance of the Other Long/Short Equity Accounts. The performance information shown below is based on a composite of all of AXA Rosenberg's accounts and those of its predecessor with investment objectives, policies and strategies that are substantially similar to those of the Fund and has been adjusted to give effect to the annualized net expenses of the Fund (as set forth in the Annual Fund Operating Expenses table, above). All but one of the Other Long/Short Equity Accounts were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the 1940 Act. If those Other Long/Short Equity Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, all but one of the Other Long/Short Equity Accounts were not subject to Subchapter M of the Internal Revenue Code. If those Other Long/Short Equity Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. Moreover, the following information does not reflect the separate account fees and charges charged by the insurance company to investor accounts. These fees and charges would have adversely affected an investor's return on the Other Long/Short Equity Accounts.

The bar chart and table below show:

     - CHANGES IN THE OTHER LONG/SHORT EQUITY ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LIFE OF THE OTHER LONG/SHORT EQUITY ACCOUNT COMPOSITE; AND
     - HOW THE OTHER LONG/SHORT EQUITY ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND THE LIFE OF THE OTHER LONG/SHORT EQUITY ACCOUNT COMPOSITE COMPARE TO THOSE OF 3-MONTH U.S. TREASURY BILLS.

YEARLY PERFORMANCE (%) - OTHER LONG/SHORT EQUITY ACCOUNTS (ADJUSTED FOR FEES AND EXPENSES OF CLASS 1 SHARES)

                               YEARLY PERFORMANCE


             CALENDAR YEAR END                      ANNUAL RETURN (%)
                   1996                                   27.30%
                   1997                                   13.07%
                   1998                                    2.11%
                   1999                                  -14.69%
                   2000                                   -1.47%
                   2001                                   11.74%
                   2002                                   29.46%
                   2003                                   -7.82%
                   2004                                    X.XX%



During all periods shown in the bar graph, the Other Long/Short Equity Accounts' highest quarterly return was X.XX%, for the quarter ended XX/XX/XX, and their lowest quarterly return was X.XX%, for the quarter ended XX/XX/XX.

PERFORMANCE TABLE - OTHER LONG/SHORT EQUITY ACCOUNTS

This table shows how the Other Long/Short Equity Accounts' performance compares with the returns of 3-month U.S. Treasury Bills.


     AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)(1)



                                                                                                SINCE
                                                                 PAST ONE      PAST FIVE      INCEPTION
                                                                   YEAR          YEARS         (7/1/95)
                                                                 --------      ---------      ---------
Other Long/Short Equity Accounts (adjusted for the fees and
expenses of Class 1 Shares of the Fund)                            X.XX%         X.XX%           X.XX%
3-month U.S. Treasury Bills(2)**                                   X.XX%         X.XX%           X.XX%*


----------

1. Performance does not reflect any fees which may be charged by the insurance company to investor accounts.
2. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not bear the risk of losing their investment and an investment in the Fund is more volatile than an investment in Treasury Bills.

*    This information is provided as of 6/30/95.

** When comparing the composite performance of its other accounts to the performance of the 3-month U.S. Treasury Bills benchmark, AXA Rosenberg uses an internally derived formula to calculate the benchmark's performance which differs from the method used by the Fund as shown in the table above. Using AXA Rosenberg's internal calculation method, the performance of the benchmark for the 1 year, 5 year and since inception periods ended December 31, 2004, was X.XX%, X.XX% and X.XX%, respectively.


There has been one modification to AXA Rosenberg's long/short equity accounts strategy since its inception in 1995. In October 1998, AXA Rosenberg's predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Subadviser's General Investment Philosophy - Stock Selection." Despite this enhancement to AXA Rosenberg's long/short equity strategy, the Fund has investment objectives, policies and strategies substantially similar to those of the Other Long/Short Equity Accounts.

                 THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY

AXA Rosenberg uses a bottom-up, fundamental stock selection process driven by proprietary technology for the Fund, through which it seeks to outperform a benchmark while diversifying investment risk across a portfolio's holdings. In seeking to outperform the Fund's designated benchmark, AXA Rosenberg also attempts to control risk in the Fund's portfolio relative to the securities constituting that benchmark. Since the Fund is substantially invested in equities at all times, AXA Rosenberg does not seek to earn an extraordinary return by timing the market. AXA Rosenberg seeks to avoid constructing a portfolio that differs significantly from the benchmark with respect to characteristics such as market capitalization, historic relative volatility and industry weightings. The Fund seeks to have exposure to these factors similar to that of the designated benchmark.

AXA Rosenberg's goal for the Fund is to identify companies that it believes have the best future earnings potential, combined with the right risk characteristics. AXA Rosenberg's investment decisions are guided by proprietary technology known as "expert systems." These systems are engineered to think like top analysts, with the unique capacity to evaluate simultaneously the fundamentals of 17,500 stocks worldwide. Two stock selection models, a Valuation Model and an Earnings Forecast Model are the keys to their process.

AXA Rosenberg's investment strategy seeks to identify mispriced stocks across industries, and in some cases countries, through rigorous analysis of a company's fundamental data. It employs a systematic, disciplined framework for stock selection that uses a relative-value approach and a focus on risk management. AXA Rosenberg compares companies operating in similar businesses to identify those that they believe are undervalued in relation to their peers. For each of the stocks it evaluates, it creates a valuation view and an earnings forecast view, and puts the two views together to gain an overall perspective of the potential attractiveness of each stock. Then AXA Rosenberg compares the risks of each of the stocks that it believes are the most attractive in an attempt to build a portfolio that strikes an optimal balance between risk and reward.

DECISION PROCESS

AXA Rosenberg uses proprietary systems to focus on generating unique insights into earnings - across industries and countries. Its decision process is a continuum. Its research function develops models that analyze the more than 17,500 securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.

The essence of AXA Rosenberg's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include: (1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. AXA Rosenberg regularly assimilates, checks and structures the input data on which its models rely. It believes that with correct data, the recommendations made by the system will be sound.

STOCK SELECTION

Fundamental valuation of stocks is key to AXA Rosenberg's investment process, and the heart of the valuation process lies in its proprietary Valuation Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Valuation Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada, as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Valuation Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

An important feature of the Valuation Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. AXA Rosenberg appraises the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. It then puts the segment appraisals together to create balance sheet, income statement and sales valuation models for each total company, while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure and pension funding.

AXA Rosenberg's proprietary Earnings Forecast Model attempts to predict the earnings change for companies over a one-year period. This model examines, among other things, measures of company profitability, measures of operational efficiency, analysts' earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, AXA Rosenberg has different levels of investor sentiment data available and observes differing levels of market response to the model's various predictors.

AXA Rosenberg combines the results of the Earnings Forecast Model with the results of the Valuation Model to determine the attractiveness of a stock for purchase or sale.

OPTIMIZATION

AXA Rosenberg's portfolio optimization system attempts to construct a Fund portfolio that will outperform the benchmark. The optimizer simultaneously considers both the recommendations of AXA Rosenberg's stock selection models and the risks in determining portfolio transactions. In addition, the portfolio optimization system attempts to moderate the value orientations of the Fund. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING

AXA Rosenberg's trading system aggregates the recommended transactions for the Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

In the United States, the network arrangements AXA Rosenberg has developed with Instinet Matching System ("IMS") and Portfolio System for Institutional Trading ("POSIT") facilitate large volume trading with little or no price disturbance and low commission rates.

AXA Rosenberg uses accommodative trading, which allows institutional buyers and sellers of stock to present it with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and AXA Rosenberg's own recommended trades are signaled to its traders. Because the broker is doing agency business and has a client on the other side of the trade, it expects the other side to be accommodative in setting the price. AXA Rosenberg's objective in using this system is to execute most trades on its side of the bid/ask spread so as to minimize market impact.

Package trades further allow AXA Rosenberg to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

AXA Rosenberg continuously monitors trading costs to determine the impact of commissions and price disturbances on the Fund's portfolio.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees oversees the general conduct of the Trust and the Fund.


INVESTMENT ADVISER AND SUBADVISER

The investment adviser for the Fund is CSIM, 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, CSIM today serves as investment adviser for all of the SchwabFunds and the Laudus Trust. As of December 31, 2004, CSIM managed XX mutual funds and approximately $XX billion in assets.

AXA Rosenberg is the Fund's subadviser. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563. AXA Rosenberg provides investment advisory services to a number of institutional investors as well as the Laudus Trust.

AXA Rosenberg provides day-to-day portfolio management services to the Fund, while, as adviser, CSIM supervises AXA Rosenberg and assumes other functions, including managing the Fund's other affairs and business, subject to the supervision of the Board of Trustees.

The Fund pays CSIM an advisory fee for these services on a monthly basis equal to 1.50% of net assets or 1.45% for assets under management, if any, over $500 million. CSIM - and not the Fund - pays a portion of the advisory fees it receives to AXA Rosenberg in return for its services.

For the fiscal year ended December 31, 2004, the Fund paid CSIM $XX in advisory fees, XX% of the average daily net assets of the Fund.


As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," CSIM has entered into an Expense Limitation Agreement to reduce its management fees and bear certain expenses until December 31, 2007, to limit the Fund's total annual operating expenses. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next three fiscal years to the extent that repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.




PORTFOLIO MANAGEMENT


Investment decisions arise from AXA Rosenberg's disciplined, systematic process, which combines proprietary expert systems and comprehensive databases to replicate the decisions financial experts might make in a perfect world. AXA Rosenberg's portfolio engineers research and monitor the portfolio's performance against the relevant benchmark and ensure compliance with the portfolio's objectives. The team of portfolio engineers and an affiliated entity, the Barr Rosenberg Research Center LLC, are jointly and primarily responsible for monitoring the recommendations for all accounts that are generated by AXA Rosenberg's investment models and for the day-to-day operations of the accounts.

Dr. William Ricks is the Chief Executive Officer and Chief Investment Officer of AXA Rosenberg. He is responsible for overseeing the implementation of AXA Rosenberg's investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the various aspects of AXA Rosenberg's investment process, including trading, operations, portfolio engineering and portfolio construction.

The SAI provides additional information about Dr. Ricks' compensation, other accounts managed and ownership of securities in the Fund.


INDEPENDENT TRUSTEES

Nils H. Hakansson, Mariann Byerwalter and William A. Hasler are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust.


NILS H. HAKANSSON. Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. and a Trustee of the Laudus Trust. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.


MARIANN BYERWALTER. Ms. Byerwalter is the Chairman of JDN Corporate Advisory LLC, and serves on the Board of Trustees of Stanford University, and as a Director of America First Companies, Omaha, NE; Redwood Trust, Inc.; SRI International; PMI Group, Inc; Lucile Packard Children's Hospital; the SchwabFunds family of mutual funds; and the Laudus Trust. Until 2002, she served as a Director of LookSmart, Ltd., an Internet Infrastructure company. From 1996 until 2001, she served as Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001 as Special Adviser to the President of Stanford University. Prior to her service at Stanford, she was a partner and co-founder of America First Financial Corporation, an affiliate of America First Companies of Omaha, Nebraska, which acquired EurekaBank, a $2.4 billion institution in the San Francisco Bay Area. Ms. Byerwalter performed all corporate development functions for EurekaBank, including acquisitions and divestitures, and served as the Chief Operating Officer, Chief Financial Officer and a Director of America First Eureka Holdings, the holding company for EurekaBank, a publicly traded institution. Before this, Ms. Byerwalter was Vice President for Strategic Planning and Corporate Development at BankAmerica Corporation, managing acquisitions and divestitures for BankAmerica.

Ms. Byerwalter earned a Bachelor's Degree in Economics and Political Science/Public Policy from Stanford University and a Masters Degree in Business Administration from Harvard Business School. She received the 1998 Financial Woman of the Year Award from the Financial Women's Association of San Francisco, and she was named to the SAN FRANCISCO BUSINESS TIMES' "Most Influential Women in the Bay Area" for 2001 and 2002.

WILLIAM A. HASLER. Mr. Hasler is the Vice Chairman of Aphton Corporation, a bio-pharmaceuticals company. He serves on the Board of Directors of Solectron Corporation, as the Non-Executive Chairman, Airlease Ltd., Mission West Properties and Stratex Corporation. He also serves as a Public Governor and member of the Executive Committee of the Pacific Stock & Options Exchange in San Francisco, and as a Trustee of the SchwabFunds family of mutual funds and the Laudus Trust. From 1991 to 1998, Mr. Hasler was Dean of the Haas School of Business at the University of California, Berkeley. From 1984 to 1991, he served as Vice Chairman and Director of KPMG Peat Marwick, LLP, with responsibility first for operations in the Western United States, including the audit, tax and management consulting practices, and then for worldwide management of the consulting practice. He joined KPMG in 1967, serving in various management capacities including Partner-in-Charge with responsibility for the management consulting practices of, successively, Western Financial Services, Los Angeles Consulting, Southern California Area Consulting, and New York Area Consulting.


Mr. Hasler is a Certified Public Accountant. He earned a Bachelor of Arts Degree in Economics and Chemistry from Pomona College, and a Masters Degree in Business Administration from Harvard University.


INTERESTED TRUSTEE

Jeffrey M. Lyons is the Trustee of the Trust who is an "interested person" (as defined in the 1940 Act) of the Trust.


JEFFREY M. LYONS. Mr. Lyons is President of the Active Trader Enterprise. He is also an Executive Vice President of Charles Schwab & Co. ("Schwab") and a member of the Executive Committee. He is responsible for CyberTrader(R), Schwab Signature Trading(TM)and Schwab Trader CT(TM), which provide services for customers who trade actively and want to manage their own investments. He was elected to the Board of Governors of the Investment Company Institute in 2003, and in 2004 he joined the Board of Trustees of the Laudus Trust and Laudus Variable Insurance Trust family of mutual funds. He served as a Trustee of the SchwabFunds family of mutual funds from 2001 to June 2004.

Before assuming his current responsibilities in July 2004, Mr. Lyons was Executive Vice President in charge of Schwab's Asset Management Products and Services Enterprise where he headed up Schwab's asset management business, including CSIM, Schwab's money management division; the Mutual Fund OneSource(R) and Mutual Fund MarketPlace(R) programs; the Managed Accounts division; Insurance and Annuity Services; and Mutual Fund Clearing Services. Prior to that time, Mr. Lyons served as Executive Vice President of Mutual Funds, and was responsible for Schwab's third party fund business, including Mutual Fund Marketing, Mutual Fund Operations, Fund Relations and Mutual Fund Clearing Services, as well as Insurance and Annuity Services. Mr. Lyons joined Schwab in 1984. In addition to his leadership in Schwab's Mutual Funds Enterprise, he has held several positions in the company's Retail Marketing Enterprise. From 1987 to 1994, he was responsible for new account acquisition and brand management for retail brokerage products and services. He also served as Senior Vice President for the Affluent Customer Enterprise, where he was responsible for formulating strategy and building services to attract and retain high net worth clients. Mr. Lyons received his B.S. degree in Political Science from University of Wisconsin, Madison in 1977 and his MBA from the University of California, Berkeley in Finance/Marketing. He resides in the Bay Area with his wife and two children.

                         HOW THE FUND PRICES ITS SHARES


In valuing its securities, the Fund uses the current market value if one is readily available. Securities held by the Fund for which market prices are not readily available or for which the Adviser deems the market price to be unreliable are valued in accordance with fair value procedures established by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.


                             PURCHASING FUND SHARES


Only a separate account of an insurance company which participates in fund investments may purchase shares of the Fund. You may buy shares of the Fund only through your policy or contract with a participating insurance company. You should read this Prospectus in conjunction with the prospectus or other disclosure documents of the separate account of the specific insurance product which accompanies this Prospectus.

The insurance company may impose additional or different conditions than the Fund on purchases, redemptions or exchanges of Fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange polices, Fund choices, cut-off time for investment and trading restrictions. Insurance companies may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the Fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of insurance companies should consult their intermediaries for information regarding these conditions and fees. The Fund is not responsible for the failure of insurance companies to carry out their responsibilities to their customers.


The Trust reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject purchase orders when it believes that suspension or rejection would be in the best interests of the Trust or its shareholders.

Purchases of the Fund's shares may be made in full or fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, the Trust will not issue certificates for shares.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES



"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors who engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). The Fund seeks to prevent excessive purchases and sales or exchanges of Fund shares by requiring the Fund's transfer agent to monitor transactional activity in amounts that would be significant to the Fund and in a pattern of activity that could potentially be detrimental to the Fund. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account. Judgments with respect to implementation of the Fund's policy are made in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.

Despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

While it is the Fund's intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund's policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund's trading or exchange restrictions. The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason. In addition, the Fund reserves the right to modify this policy, including any surveillance or account restriction procedures established from time to time to effectuate this policy, at any time without notice.


DISTRIBUTOR


Class 1 Shares of the Fund are sold on a continuous basis by the Trust's distributor, Laudus Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.


Although the Distributor sells Class 1 Shares of the Fund, the Fund pays no fees to the Distributor in connection with such shares.

                              REDEEMING FUND SHARES

The Trust will redeem shares at the net asset value per share next determined after a redemption request is received. See "How the Fund Prices Its Shares" and the prospectus or other disclosure documents of the separate account of the specific insurance product that accompanies this Prospectus. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the Fund at the time of the redemption and on any expenses and charges attributable thereto.

The Fund reserves the right to redeem in kind in accordance with the Fund's procedures and applicable regulatory requirements. If the Adviser determines that it would not be in the best interests of the remaining shareholders of the Fund to make a redemption payment wholly or partly in cash, the Fund may instead pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "How the Fund Prices Its Shares." Securities distributed by the Fund in kind will be selected by the Subadviser, under the Adviser's supervision, in light of the Fund's objective and may not represent a PRO RATA distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any securities so received in payment of redemptions.


The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission ("SEC"), during periods when trading on the New York Stock Exchange is restricted or during an emergency declared by the SEC which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                                  DISTRIBUTIONS

The Fund intends to distribute to its insurance company separate accounts as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). The Fund will declare and pay distributions of its dividends and interest and distribute net short-term capital gains and net long-term gains all on an annual basis unless the Trustees determine that it should do so more frequently where permitted by applicable regulations.

SHAREHOLDER OPTIONS

The Fund will pay all dividends and distributions in additional Fund shares at net asset value unless an election is made by a particular separate account to receive distributions in cash.


                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION



The Fund may make various types of portfolio holdings information available to shareholders. Information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI. In addition, shareholders can learn more about the availability of portfolio holdings information by calling the Funds at 1-800-447-3332.


                                      TAXES

The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Because shareholders of the Fund will be insurance company separate accounts, no extensive discussion is included herein concerning the federal income tax consequences for the holders of the contracts. Investors should refer to the specific tax information provided in the prospectus or other documents with respect to the tax consequences associated with their variable contracts and statements made herein are general in nature. Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund or a separate account does not meet such requirements, income allocable to the contracts associated with the separate account may be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments and may be subject to special tax rules. In that case, the Fund's yield on those securities would be decreased.

The above information constitutes a general summary of the federal income tax consequences of investing in the Fund. Investors should ask their own tax advisers for more information on their own tax situations, including possible foreign, state or local taxes. Please refer to the prospectus or other disclosure documents for your separate account and variable contract for information regarding the federal income tax treatment of variable contracts in general and of distributions to your separate account in particular. See "Income Dividends, Distributions and Tax Status" in the Fund's SAI for more information on taxes.

                                OTHER INFORMATION

The Trust is designed to serve and presently intends to serve as a funding vehicle for insurance company separate accounts associated with variable annuity contracts and variable life insurance policies. This means that participating insurance companies will invest money from separate accounts of various annuity contracts and life insurance policies in the Fund to provide for future benefits. You should consult the prospectus or other disclosure documents issued by the relevant insurance company for more information about a separate account.

All shares of the Fund have identical voting rights. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and are entitled to receive the net assets of the Fund's portfolio upon liquidation. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders holding a majority of the outstanding shares may remove Trustees by votes cast in person or by proxy at a meeting of shareholders or by written consent.

In the future, the Trust may offer shares of the Fund directly to qualified pension and profit-sharing plans.

Although conflicts of interest could arise from the sale of Fund shares to variable annuity contract-owners and variable life insurance policy-owners of affiliated and unaffiliated insurance companies, the Trust currently does not foresee any related disadvantages to policy-owners and contract-owners. This is because the Trust offers its shares to separate accounts of various insurance companies only to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts of interest which may arise. Should such a conflict arise, the Trustees will determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

The Agreement and Declaration of Trust of the Trust, as amended from time to time, provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

Under certain circumstances, shareholders could be held personally liable for the obligations of the Trust. However, the Trust believes that the chance of resulting financial loss for a shareholder is remote since that type of liability may arise only in very limited circumstances.

The Fund's investment performance may from time to time be included in advertisements about the Fund. Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gain distributions). All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                              FINANCIAL HIGHLIGHTS


The Class 1 Shares of the Fund were not operational as of 12/31/04.

The table that follows presents performance information about Class 2 Shares of the Fund. Since Class 1 Shares are invested in the same portfolio of securities, returns for Class 1 Shares will be substantially similar to those of the Class 2 Shares, shown here, and will differ only to the extent that Class 1 Shares have lower expenses. The financial highlights table is intended to help you understand the Fund's financial performance for the period from the commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [ ], whose report, along with the Trust's financial statements, is included in the Trust's Annual Report, which is available upon request.


Financial Highlights
Selected data for a share outstanding throughout the period indicated.


                                                                                       FOR THE PERIOD
                                                                             MAY 1, 2003          JANUARY 1, 2004
                                                                                 TO                     TO
                                                                          DECEMBER 31, 2003      DECEMBER 31, 2004
                                                                          -----------------      -----------------
CLASS 2:
Net asset value, beginning of period                                           $  10.00               $  X.XX

Investment activities:
  Net investment income/(loss)                                                    (0.05)                 X.XX
  Net realized and unrealized gains/(losses) on investments and
    securities sold short                                                         (0.31)                 X.XX
                                                                               --------               -------
Total from investment activities                                                  (0.36)                 X.XX
                                                                               --------               -------
Net asset value, end of period                                                 $   9.64               $  X.XX
                                                                               ========               =======
Total return (a)                                                                  (3.60)%                X.XX%

RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets at end of period ($ thousands)                                    $  9,508               $   XXX

  Net investment income/(loss) net of waivers/reimbursements (b)                  (0.90)%                X.XX%
  Expenses before waivers/reimbursements (b)                                       7.55%                 X.XX%
  Expenses net of waivers/reimbursements (b)                                       2.98%                 X.XX%
  Expenses (excluding dividend expense) net of
    waivers/reimbursements (b)                                                     2.00%                 X.XX%
  Portfolio turnover rate                                                        130.89%                 X.XX%


----------
(a)  Not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                       FOR MORE INFORMATION ABOUT THE FUND


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The Trust's SAI provides additional information about the Fund. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and SAI in person at, or by writing to, the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Fund for free from the EDGAR database on the Commission's website at http://www.sec.gov. You can get free copies of the SAI, request other information about the Fund or make shareholder inquiries by contacting the Fund at:

                      Laudus Variable Insurance Trust
                      3435 Stelzer Road
                      Columbus, Ohio 43219-8021
                      1-866-4-LAUDUS

ADVISER:
Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, CA 94104

SUBADVISER:
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, CA 94563

ADMINISTRATOR, TRANSFER AND DIVIDEND PAYING AGENT:
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN OF ASSETS:
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
[    ]

333 Market Street
San Francisco, CA 94105

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103


INVESTMENT COMPANY ACT FILE NO. 811-08759

                LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
                                 CLASS 2 SHARES

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-866-4-LAUDUS


                                   MAY 1, 2005


   THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND SEEKS TO INCREASE THE VALUE OF YOUR INVESTMENT IN BULL MARKETS AND IN BEAR MARKETS THROUGH STRATEGIES
  THAT ARE DESIGNED TO LIMIT EXPOSURE TO GENERAL EQUITY MARKET RISK. THE FUND'S
   INVESTMENT ADVISER IS CHARLES SCHWAB INVESTMENT MANAGEMENT, INC. THE FUND'S SUBADVISER IS AXA ROSENBERG INVESTMENT MANAGEMENT LLC. SHARES OF THE FUND ARE
      OFFERED EXCLUSIVELY FOR SALE TO INSURANCE COMPANY SEPARATE ACCOUNTS.


           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS
     IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

                                TABLE OF CONTENTS


                                                                            PAGE
RISK/RETURN SUMMARY                                                            X

FEES AND EXPENSES                                                              X

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES                      X

PRINCIPAL RISKS                                                                X

CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS                     X

PERFORMANCE INFORMATION FROM THE SUBADVISER'S OTHER
   LONG/SHORT EQUITY ACCOUNTS                                                 XX

THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY                                XX

MANAGEMENT OF THE FUND                                                        XX

HOW THE FUND PRICES ITS SHARES                                                XX

PURCHASING FUND SHARES                                                        XX

REDEEMING FUND SHARES                                                         XX

DISTRIBUTIONS                                                                 XX

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION                                  XX

TAXES                                                                         XX

OTHER INFORMATION                                                             XX

FINANCIAL HIGHLIGHTS                                                          XX

                               RISK/RETURN SUMMARY


The following is a description of the investment objective and principal investment strategies of the Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund"). The Fund is a series of the Laudus Variable Insurance Trust (the "Trust"). Except as explicitly described otherwise, the Fund's investment objective and policies may be changed without shareholder approval. The Fund is advised by Charles Schwab Investment Management, Inc. ("CSIM" or the "Adviser"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg" or the "Subadviser") acts as subadviser to the Fund.

This section also contains a summary of the Fund's principal risks. The principal risks of the Fund are identified below and more fully discussed beginning on page X. Please be sure to read this additional information BEFORE you invest.


INVESTMENT OBJECTIVE

The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.




SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to achieve its investment objective by buying common stocks (i.e., holding a "long" position) that AXA Rosenberg believes are undervalued and by "selling short" stocks that AXA Rosenberg believes are overvalued. AXA Rosenberg's investment strategy is to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. The Fund seeks to have near neutral exposure to the specific industries, capitalization ranges and certain other risk factors represented in the domestic small- and mid-capitalization stock market. The Fund primarily invests in small and mid-capitalization stocks that are principally traded in the markets of the United States, but may also invest in large capitalization stocks. As of December 31, 2004, mid-capitalization stocks included stocks with market capitalizations under approximately $XX billion, but this amount will vary. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund measures its return by a comparison to the return on 3-month U.S. Treasury Bills. By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general U.S. stock market movements.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value (the price of a stock divided by its book value) that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, AXA Rosenberg attempts to moderate, although by no means eliminate, the Fund's value orientation by applying a quantitative risk-control and portfolio optimization process. In addition, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this prospectus (the "Prospectus").


The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund are likely to reflect short-term capital gains which are taxed like ordinary income rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:


INVESTMENT RISK. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.


MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.


PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page X.


PERFORMANCE INFORMATION


The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. Performance information for accounts advised by AXA Rosenberg that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page XX.

YEARLY PERFORMANCE (%) -- CLASS 2 SHARES+

                               YEARLY PERFORMANCE



                CALENDAR YEAR                ANNUAL RETURN (%)
                     2004                          X.XX%


----------

+ For the period January 1, 2005 through March 31, 2005, the aggregate (non-annualized) total pre-tax return of Class 2 Shares was X.XX%.

During all periods shown in the bar graph, the Fund's highest quarterly return was X.XX%, for the quarter ended XX/XX/XX, and its lowest quarterly return was X.XX%, for the quarter ended XX/XX/XX.

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)



                                                                                  SINCE INCEPTION
                                                                                     OF CLASS 2
                                                                    PAST ONE           SHARES
                                                                      YEAR            (5/1/03)
                                                                    --------      ---------------
Class 2 Shares*
     Return Before Taxes                                              X.XX%             X.XX%
     Return After Taxes on Distributions                              X.XX%             X.XX%
     Return After Taxes on Distributions and Sale of Fund Shares      X.XX%             X.XX%
3-month U.S. Treasury Bills**                                         X.XX%             X.XX%

----------

* Performance does not reflect any fees which may be charged by the insurance company separate account through which you hold your shares. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class 2 Shares of the Fund. The fee table and example do not reflect any fees which may be charged by the insurance company separate account through which you hold your shares. If they did reflect such charges, the overall expenses described below would be higher.

                                                                      CLASS 2
                                                                      -------
SHAREHOLDER FEES (paid directly from your investment):
     Maximum Sales Charge (Load)                                        N/A
     Maximum Sales Charge (Load) Imposed on Purchases                   N/A
     Maximum Deferred Sales Charge (Load)                               N/A
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends        N/A
     Redemption Fee                                                     N/A

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown below, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on those assumptions, your costs would be:

                               OPERATING EXPENSES


CLASS OF SHARES                                    CLASS 2
---------------                                    -------
Management Fees                                      1.50%
Distribution and Shareholder Service (12b-1)         0.25%
Fees
Other Expenses
  Dividend Expenses on Securities Sold Short         X.XX%
  Remainder of Other Expenses                        X.XX%
                                                    -----
Total                                                X.XX%
                                                    -----
Total Annual Fund Operating Expenses                 X.XX%
Fee Waiver and/or Expense Reimbursement*            (X.XX%)
                                                    -----
Net Expenses                                         X.XX%
                                                    =====


                                     EXAMPLE


                1          3           5         10
               YEAR      YEARS       YEARS      YEARS
               ----      -----       -----      -----
Class 2        $ XX*     $  XX*      $  XX      $  XX


----------

     * Reflects the Adviser's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses (excluding extraordinary expenses, dividends on securities sold short and distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least December 31, 2007. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next three fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed 1.99% (as stated in the Expense Limitation Agreement) during the respective year.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk. The Fund measures its return by a comparison to the return on 3-month U.S. Treasury Bills. The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. When AXA Rosenberg believes that a security is overvalued relative to the securities in the Fund's long portfolio, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on the Fund's performance. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. If the Fund were to change this 80% investment policy, the Fund would provide 60 days' notice to its shareholders prior to the change's occurrence.

AXA Rosenberg's stock selection process focuses on the identification of stocks with attractively priced fundamentals and future expected earnings at reasonable current prices. Because AXA Rosenberg's stock selection models typically find more bargains among value stocks and more overpriced securities (short sale opportunities) among growth stocks, the Fund's portfolio tends to have a value exposure. AXA Rosenberg attempts to moderate, although by no means eliminate, this value exposure by applying a quantitative risk-control and portfolio optimization process.

It is expected that the Fund may achieve a positive return if the securities in the Fund's long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in its long portfolio underperform the securities in its short portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.


The Fund seeks to construct a diversified portfolio that has limited exposure to U.S. equity market risk generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, the 200 stocks principally traded in the markets of the United States with the largest market capitalizations are considered large capitalization stocks, the next 800 largest stocks are considered mid-capitalization stocks and all other stocks are considered small capitalization stocks. As of December 31, 2004, the market capitalization of the largest company whose stock would be considered a mid-capitalization stock was approximately $XX billion. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations.


AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills effectively have a fixed rate of return, investors in Treasury Bills do not risk losing their investment and an investment in the Fund is more volatile than an investment in Treasury Bills.

Because the Fund may engage in active and frequent trading of portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.

The investment objective and policies of the Fund may be changed without shareholder approval unless explicitly stated otherwise.

                                 PRINCIPAL RISKS

The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect the Fund's investments as a whole. The Fund could be subject to additional risks because the types of investments made by the Fund can change over time.


INVESTMENT RISK. An investment in the Fund involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. Investment in shares of the Fund is, like investment in common stocks, more volatile and risky than some other forms of investment. Also, the Fund is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with more conventional stock mutual funds.


MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that it will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to the Fund.

The Fund will lose money if AXA Rosenberg fails to purchase, sell or sell short different stocks such that the securities in the Fund's long portfolio, in the aggregate, outperform the securities in the Fund's short portfolio. In addition, management risk is heightened for the Fund because AXA Rosenberg could make poor stock selections for both the long and the short portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general equity market risk, specific capitalization ranges and certain other risk factors.

RISK OF SHORT SALES. When AXA Rosenberg believes that a security is overvalued, it may cause the Fund to sell the security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it. The Fund may achieve a gain if the price of the borrowed security decreases during that period of time. The

Fund cannot guarantee that it will be able to replace a security at any particular time or at an acceptable price.

While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then-current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender. By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and the price may rise indefinitely.

Short sales also involve other costs. The Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, if the Fund enters into a short sale against the box, it may be a taxable event with respect to the shorted position.

Until the Fund replaces a borrowed security, it will maintain daily a segregated account with its custodian containing cash, U.S. Government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, the Fund might not receive any payments (including interest) on collateral held with the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. The Fund will not make a short sale if, after giving effect to the short sale, the market value of all securities sold short would exceed 100% of the value of the Fund's net assets.

SMALL AND MID-SIZE COMPANY RISK. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Therefore, the prices of such securities tend to be more volatile than the prices of securities of companies with larger market capitalizations. As a result, the absolute values of changes in the prices of securities of companies with small or mid-sized market capitalizations may be greater than those of larger, more established companies.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

PORTFOLIO TURNOVER. The consideration of portfolio turnover does not constrain AXA Rosenberg's investment decisions. The Fund is actively managed and the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates will result in comparatively greater brokerage commissions or other transaction costs. Such costs will reduce the Fund's return. A higher portfolio turnover rate will also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed.

           CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

The Fund has the flexibility to invest, within limits, in a variety of instruments designed to enhance its investment capabilities. A brief description of certain of these instruments and the risks associated with them appears below. You can find more detailed information in the Trust's statement of additional information (the "SAI").

CERTAIN HOLDINGS. To meet redemption requests or for investment purposes, the Fund may temporarily hold a portion of its assets in full faith and credit obligations of the United States Government (E.G., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (specifically, rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by AXA Rosenberg to be of comparable quality to any of the foregoing.

In connection with these holdings, the Fund may be subject to interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will adversely affect the value of the Fund's debt securities. Debt securities constitute obligations of an issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of such securities to decline. Even the highest quality debt securities, including U.S. Government securities, are subject to interest rate risk.

Credit risk is the risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. As noted above, however, the Fund will hold debt securities only of issuers with high credit ratings.

STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases it and the time it sells it and may realize a gain if the value of the Index Future rises between such dates.

In connection with the Fund's investment in common stocks, the Fund may invest in Index Futures while AXA Rosenberg seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. The Fund may also invest in Index Futures when AXA Rosenberg believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund, pending investment in such stocks when they do become available. Through the use of Index Futures, the Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit the Fund to avoid potential market and liquidity problems (driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by the Fund. The Fund may also use Index Futures in order to hedge its equity positions.

In contrast to purchases of a common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the particular index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market."

The Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

The Fund's use of Index Futures involves risk. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The futures market may also attract more speculators than do the securities markets, because deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Increased participation by speculators in the futures market may also cause price distortions. In addition, the price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market disturbances.

Further, the ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.

When the Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. Government securities or other high grade liquid securities in a segregated account with its custodian in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto, and (b) inability to enforce rights and the expenses involved in attempted enforcement.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by AXA Rosenberg to be of relatively high credit standing.


ILLIQUID SECURITIES. The Fund may hold "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.


FOREIGN INVESTMENTS. Although the Fund invests primarily in securities principally traded in U.S. markets, the Fund may buy, or engage in short sales with respect to, stocks of foreign companies that trade on U.S. markets. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including currency blockage). The Fund may be unable to obtain and enforce judgments against foreign entities, and issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. Also, the securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

                    PERFORMANCE INFORMATION FROM THE SUBADVISER'S
                        OTHER LONG/SHORT EQUITY ACCOUNTS

AXA Rosenberg also serves as adviser to other long/short equity accounts (the "Other Long/Short Equity Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the Fund may vary from the performance of the Other Long/Short Equity Accounts. The performance information shown below is based on a composite of all of AXA Rosenberg's accounts and those of its predecessor with investment objectives, policies and strategies that are substantially similar to those of the Fund and has been adjusted to give effect to the annualized net expenses of the Fund (as set forth in the Annual Fund Operating Expenses table, above). All but one of the Other Long/Short Equity Accounts were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the 1940 Act. If those Other Long/Short Equity Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, all but one of the Other Long/Short Equity Accounts were not subject to Subchapter M of the Internal Revenue Code. If those Other Long/Short Equity Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. Moreover, the following information does not reflect the separate account fees and charges charged by the insurance company to investor accounts. These fees and charges would have adversely affected an investor's return on the Other Long/Short Equity Accounts.

The bar chart and table below show:

     - CHANGES IN THE OTHER LONG/SHORT EQUITY ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LIFE OF THE OTHER LONG/SHORT EQUITY ACCOUNT COMPOSITE; AND

     - HOW THE OTHER LONG/SHORT EQUITY ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND THE LIFE OF THE OTHER LONG/SHORT EQUITY ACCOUNT COMPOSITE COMPARE TO THOSE OF 3-MONTH U.S. TREASURY BILLS.

YEARLY PERFORMANCE (%) - OTHER LONG/SHORT EQUITY ACCOUNTS (ADJUSTED FOR FEES AND EXPENSES OF CLASS 2 SHARES)

                               YEARLY PERFORMANCE


             CALENDAR YEAR END              ANNUAL RETURN (%)
                    1996                         27.00%
                    1997                         12.80%
                    1998                          1.86%
                    1999                        -14.90%
                    2000                         -1.71%
                    2001                         11.47%
                    2002                         29.16%
                    2003                         -8.05%
                    2004                          X.XX%



During all periods shown in the bar graph, the Other Long/Short Equity Accounts' highest quarterly return was X.XX%, for the quarter ended XX/XX/XX, and their lowest quarterly return was X.XX%, for the quarter ended XX/XX/XX.

PERFORMANCE TABLE - OTHER LONG/SHORT EQUITY ACCOUNTS

This table shows how the Other Long/Short Equity Accounts' performance compares with the returns of 3-month U.S. Treasury Bills.


     AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)(1)



                                                                                       SINCE
                                                              PAST ONE   PAST FIVE   INCEPTION
                                                                YEAR       YEARS      (7/1/95)
                                                              --------   ---------   ----------
Other Long/Short Equity Accounts (adjusted for the fees and
expenses of Class 2 Shares of the Fund)                         X.XX%      X.XX%        X.XX%
3-month U.S. Treasury Bills(2)**                                X.XX%      X.XX%        X.XX%*


----------

1. Performance does not reflect any fees which may be charged by the insurance company to investor accounts.

2. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not bear the risk of losing their investment and an investment in the Fund is more volatile than an investment in Treasury Bills.


*    This information is provided as of 6/30/95.


** When comparing the composite performance of its other accounts to the performance of the 3-month U.S. Treasury Bills benchmark, AXA Rosenberg uses an internally derived formula to calculate the benchmark's performance which differs from the method used by the Fund as shown in the table above. Using AXA Rosenberg's internal calculation method, the performance of the benchmark for the 1 year, 5 year and since inception periods ended December 31, 2004, was X.XX%, X.XX% and X.XX%, respectively.


There has been one modification to AXA Rosenberg's long/short equity accounts strategy since its inception in 1995. In October 1998, AXA Rosenberg's predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Subadviser's General Investment Philosophy - Stock Selection." Despite this enhancement to AXA Rosenberg's long/short equity strategy, the Fund has investment objectives, policies and strategies substantially similar to those of the Other Long/Short Equity Accounts.

                 THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY

AXA Rosenberg uses a bottom-up, fundamental stock selection process driven by proprietary technology for the Fund, through which it seeks to outperform a benchmark while diversifying investment risk across a portfolio's holdings. In seeking to outperform the Fund's designated benchmark, AXA Rosenberg also attempts to control risk in the Fund's portfolio relative to the securities constituting that benchmark. Since the Fund is substantially invested in equities at all times, AXA Rosenberg does not seek to earn an extraordinary return by timing the market. AXA Rosenberg seeks to avoid constructing a portfolio that differs significantly from the benchmark with respect to characteristics such as market capitalization, historic relative volatility and industry weightings. The Fund seeks to have exposure to these factors similar to that of the designated benchmark.

AXA Rosenberg's goal for the Fund is to identify companies that it believes have the best future earnings potential, combined with the right risk characteristics. AXA Rosenberg's investment decisions are guided by proprietary technology known as "expert systems." These systems are engineered to think like top analysts, with the unique capacity to evaluate simultaneously the fundamentals of 17,500 stocks worldwide. Two stock selection models, a Valuation Model and an Earnings Forecast Model are the keys to their process.

AXA Rosenberg's investment strategy seeks to identify mispriced stocks across industries, and in some cases countries, through rigorous analysis of a company's fundamental data. It employs a systematic, disciplined framework for stock selection that uses a relative-value approach and a focus on risk management. AXA Rosenberg compares companies operating in similar businesses to identify those that they believe are undervalued in relation to their peers. For each of the stocks it evaluates, it creates a valuation view and an earnings forecast view, and puts the two views together to gain an overall perspective of the potential attractiveness of each stock. Then AXA Rosenberg compares the risks of each of the stocks that it believes are the most attractive in an attempt to build a portfolio that strikes an optimal balance between risk and reward.

DECISION PROCESS

AXA Rosenberg uses proprietary systems to focus on generating unique insights into earnings - across industries and countries. Its decision process is a continuum. Its research function develops models that analyze the more than 17,500 securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes each portfolio's composition, executes trades and monitors performance and trading costs.

The essence of AXA Rosenberg's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include: (1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. AXA Rosenberg regularly assimilates, checks and structures the input data on which its models rely. It believes that with correct data, the recommendations made by the system will be sound.

STOCK SELECTION

Fundamental valuation of stocks is key to AXA Rosenberg's investment process, and the heart of the valuation process lies in its proprietary Valuation Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Valuation Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada, as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Valuation Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

An important feature of the Valuation Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. AXA Rosenberg appraises the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. It then puts the segment appraisals together to create balance sheet, income statement and sales valuation models for each total company, while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure and pension funding.

AXA Rosenberg's proprietary Earnings Forecast Model attempts to predict the earnings change for companies over a one-year period. This model examines, among other things, measures of company profitability, measures of operational efficiency, analysts' earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, AXA Rosenberg has different levels of investor sentiment data available and observes differing levels of market response to the model's various predictors.

AXA Rosenberg combines the results of the Earnings Forecast Model with the results of the Valuation Model to determine the attractiveness of a stock for purchase or sale.

OPTIMIZATION

AXA Rosenberg's portfolio optimization system attempts to construct a Fund portfolio that will outperform the benchmark. The optimizer simultaneously considers both the recommendations of AXA Rosenberg's stock selection models and the risks in determining portfolio transactions. In addition, the portfolio optimization system attempts to moderate the value orientations of the Fund. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING

AXA Rosenberg's trading system aggregates the recommended transactions for the Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

In the United States, the network arrangements AXA Rosenberg has developed with Instinet Matching System ("IMS") and Portfolio System for Institutional Trading ("POSIT") facilitate large volume trading with little or no price disturbance and low commission rates.

AXA Rosenberg uses accommodative trading, which allows institutional buyers and sellers of stock to present it with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and AXA Rosenberg's own recommended trades are signaled to its traders. Because the broker is doing agency business and has a client on the other side of the trade, it expects the other side to be accommodative in setting the price. AXA Rosenberg's objective in using this system is to execute most trades on its side of the bid/ask spread so as to minimize market impact.

Package trades further allow AXA Rosenberg to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

AXA Rosenberg continuously monitors trading costs to determine the impact of commissions and price disturbances on the Fund's portfolio.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees oversees the general conduct of the Trust and the Fund.


INVESTMENT ADVISER AND SUBADVISER

The investment adviser for the Fund is CSIM, 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, CSIM today serves as investment adviser for all of the SchwabFunds and the Laudus Trust. As of December 31, 2004, CSIM managed XX mutual funds and approximately $XX billion in assets.

AXA Rosenberg is the Fund's subadviser. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563. AXA Rosenberg provides investment advisory services to a number of institutional investors as well as the Laudus Trust.

AXA Rosenberg provides day-to-day portfolio management services to the Fund, while, as adviser, CSIM supervises AXA Rosenberg and assumes other functions, including managing the Fund's other affairs and business, subject to the supervision of the Board of Trustees.

The Fund pays CSIM an advisory fee for these services on a monthly basis equal to 1.50% of net assets or 1.45% for assets under management, if any, over $500 million. CSIM - and not the Fund - pays a portion of the advisory fees it receives to AXA Rosenberg in return for its services.

For the fiscal year ended December 31, 2004, the Fund paid CSIM $XX in advisory fees, XX% of the average daily net assets of the Fund.


As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," CSIM has entered into an Expense Limitation Agreement to reduce its management fees and bear certain expenses until December 31, 2007, to limit the Fund's total annual operating expenses. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next three fiscal years to the extent that repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.




PORTFOLIO MANAGEMENT


Investment decisions arise from AXA Rosenberg's disciplined, systematic process, which combines proprietary expert systems and comprehensive databases to replicate the decisions financial experts might make in a perfect world. AXA Rosenberg's portfolio engineers research and monitor the portfolio's performance against the relevant benchmark and ensure compliance with the portfolio's objectives. The team of portfolio engineers and an affiliated entity, the Barr Rosenberg Research Center LLC, are jointly and primarily responsible for monitoring the recommendations for all accounts that are generated by AXA Rosenberg's investment models and for the day-to-day operations of the accounts.

Dr. William Ricks is the Chief Executive Officer and Chief Investment Officer of AXA Rosenberg. He is responsible for overseeing the implementation of AXA Rosenberg's investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the various aspects of AXA Rosenberg's investment process, including trading, operations, portfolio engineering and portfolio construction.

The SAI provides additional information about Dr. Ricks' compensation, other accounts managed and ownership of securities in the Fund.


INDEPENDENT TRUSTEES

Nils H. Hakansson, Mariann Byerwalter and William A. Hasler are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust.


NILS H. HAKANSSON. Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. and a Trustee of the Laudus Trust. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.


MARIANN BYERWALTER. Ms. Byerwalter is the Chairman of JDN Corporate Advisory LLC, and serves on the Board of Trustees of Stanford University, and as a Director of America First Companies, Omaha, NE; Redwood Trust, Inc.; SRI International; PMI Group, Inc; Lucile Packard Children's Hospital; the SchwabFunds family of mutual funds; and the Laudus Trust. Until 2002, she served as a Director of LookSmart, Ltd., an Internet Infrastructure company. From 1996 until 2001, she served as Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001 as Special Adviser to the President of Stanford University. Prior to her service at Stanford, she was a partner and co-founder of America First Financial Corporation, an affiliate of America First Companies of Omaha, Nebraska, which acquired EurekaBank, a $2.4 billion institution in the San Francisco Bay Area. Ms. Byerwalter performed all corporate development functions for EurekaBank, including acquisitions and divestitures, and served as the Chief Operating Officer, Chief Financial Officer and a Director of America First Eureka Holdings, the holding company for EurekaBank, a publicly traded institution. Before this, Ms. Byerwalter was Vice President for Strategic Planning and Corporate Development at BankAmerica Corporation, managing acquisitions and divestitures for BankAmerica.

Ms. Byerwalter earned a Bachelor's Degree in Economics and Political Science/Public Policy from Stanford University and a Masters Degree in Business Administration from Harvard Business School. She received the 1998 Financial Woman of the Year Award from the Financial Women's Association of San Francisco, and she was named to the SAN FRANCISCO BUSINESS TIMES' "Most Influential Women in the Bay Area" for 2001 and 2002.

WILLIAM A. HASLER. Mr. Hasler is the Vice Chairman of Aphton Corporation, a bio-pharmaceuticals company. He serves on the Board of Directors of Solectron Corporation, as the Non-Executive Chairman, Airlease Ltd., Mission West Properties and Stratex Corporation. He also serves as a Public Governor and member of the Executive Committee of the Pacific Stock & Options Exchange in San Francisco, and as a Trustee of the SchwabFunds family of mutual funds and the Laudus Trust. From 1991 to 1998, Mr. Hasler was Dean of the Haas School of Business at the University of California, Berkeley. From 1984 to 1991, he served as Vice Chairman and Director of KPMG Peat Marwick, LLP, with responsibility first for operations in the Western United States, including the audit, tax and management consulting practices, and then for worldwide management of the consulting practice. He joined KPMG in 1967, serving in various management capacities including Partner-in-Charge with responsibility for the management consulting practices of, successively, Western Financial Services, Los Angeles Consulting, Southern California Area Consulting, and New York Area Consulting.


Mr. Hasler is a Certified Public Accountant. He earned a Bachelor of Arts Degree in Economics and Chemistry from Pomona College, and a Masters Degree in Business Administration from Harvard University.


INTERESTED TRUSTEE

Jeffrey M. Lyons is the Trustee of the Trust who is an "interested person" (as defined in the 1940 Act) of the Trust.


JEFFREY M. LYONS. Mr. Lyons is President of the Active Trader Enterprise. He is also an Executive Vice President of Charles Schwab & Co. ("Schwab") and a member of the Executive Committee. He is responsible for CyberTrader(R), Schwab Signature Trading(TM)and Schwab Trader CT(TM), which provide services for customers who trade actively and want to manage their own investments. He was elected to the Board of Governors of the Investment Company Institute in 2003, and in 2004 he joined the Board of Trustees of the Laudus Trust and Laudus Variable Insurance Trust family of mutual funds. He served as a Trustee of the SchwabFunds family of mutual funds from 2001 to June 2004.

Before assuming his current responsibilities in July 2004, Mr. Lyons was Executive Vice President in charge of Schwab's Asset Management Products and Services Enterprise where he headed up Schwab's asset management business, including CSIM, Schwab's money management division; the Mutual Fund OneSource(R) and Mutual Fund MarketPlace(R) programs; the Managed Accounts division; Insurance and Annuity Services; and Mutual Fund Clearing Services. Prior to that time, Mr. Lyons served as Executive Vice President of Mutual Funds, and was responsible for Schwab's third party fund business, including Mutual Fund Marketing, Mutual Fund Operations, Fund Relations and Mutual Fund Clearing Services, as well as Insurance and Annuity Services. Mr. Lyons joined Schwab in 1984. In addition to his leadership in Schwab's Mutual Funds Enterprise, he has held several positions in the company's Retail Marketing Enterprise. From 1987 to 1994, he was responsible for new account acquisition and brand management for retail brokerage products and services. He also served as Senior Vice President for the Affluent Customer Enterprise, where he was responsible for formulating strategy and building services to attract and retain high net worth clients. Mr. Lyons received his B.S. degree in Political Science from University of Wisconsin, Madison in 1977 and his MBA from the University of California, Berkeley in Finance/Marketing. He resides in the Bay Area with his wife and two children.


                         HOW THE FUND PRICES ITS SHARES


In valuing its securities, the Fund uses the current market value if one is readily available. Securities held by the Fund for which market prices are not readily available or for which the Adviser deems the market price to be unreliable are valued in accordance with fair value procedures established by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

                             PURCHASING FUND SHARES

Only a separate account of an insurance company which participates in fund investments may purchase shares of the Fund. You may buy shares of the Fund only through your policy or contract with a participating insurance company. You should read this Prospectus in conjunction with the prospectus or other disclosure documents of the separate account of the specific insurance product which accompanies this Prospectus.


The insurance company may impose additional or different conditions than the Fund on purchases, redemptions or exchanges of Fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange polices, Fund choices, cut-off time for investment and trading restrictions. Insurance companies may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the Fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of insurance companies should consult their intermediaries for information regarding these conditions and fees. The Fund is not responsible for the failure of insurance companies to carry out their responsibilities to their customers.


The Trust reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject purchase orders when it believes that suspension or rejection would be in the best interests of the Trust or its shareholders.

Purchases of the Fund's shares may be made in full or fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, the Trust will not issue certificates for shares.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES



"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors who engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). The Fund seeks to prevent excessive purchases and sales or exchanges of Fund shares by requiring the Fund's transfer agent to monitor transactional activity in amounts that would be significant to the Fund and in a pattern of activity that could potentially be detrimental to the Fund. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account. Judgments with respect to implementation of the Fund's policy are made in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.

Despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

While it is the Fund's intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund's policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund's trading or exchange restrictions. The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason. In addition, the Fund reserves the right to modify this policy, including any surveillance or account restriction procedures established from time to time to effectuate this policy, at any time without notice.


DISTRIBUTOR


Class 2 Shares of the Fund are sold on a continuous basis by the Trust's distributor, Laudus Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.

Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Class 2 Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class 2 Shares of the Trust, or to arrange for another intermediary or agent to provide such services, shares of such class are subject to an annual distribution and shareholder service fee (the

"Distribution and Shareholder Service Fee") in accordance with a Distribution and Shareholder Service Plan (the "Distribution and Shareholder Service Plan") adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Shareholder Service Plan, Class 2 Shares of the Fund will pay Distribution and Shareholder Service Fees of up to 0.25% of the average daily net assets attributable to such shares.

Expenses and services for which the Distributor or insurance company may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor (or of participating or introducing brokers who engage in distribution of the Class 2 Shares), printing of Prospectuses and reports for other than existing Class 2 shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such shareholders. The Distribution and Shareholder Service Plan is a "compensation" plan. This means that, although the Trustees expect to take into account the expenses of the Distributor or insurance company in their periodic review of the Distribution and Shareholder Service Plan, the fees are payable to compensate the Distributor or insurance company for services rendered even if the amount paid exceeds the Distributor's or insurance company's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The Adviser may pay certain insurance companies for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the Adviser may pay certain insurance companies for providing distribution, marketing or promotional services. The payments described by this paragraph are not paid by the Fund or its shareholders and may be substantial.


                              REDEEMING FUND SHARES

The Trust will redeem shares at the net asset value per share next determined after a redemption request is received. See "How the Fund Prices Its Shares" and the prospectus or other disclosure documents of the separate account of the specific insurance product that accompanies this Prospectus. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the Fund at the time of the redemption and on any expenses and charges attributable thereto.


The Fund reserves the right to redeem in kind in accordance with the Fund's procedures and applicable regulatory requirements. If the Adviser determines that it would not be in the best interests of the remaining shareholders of the Fund to make a redemption payment wholly or partly in cash, the Fund may instead pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "How the Fund Prices Its Shares." Securities distributed by the Fund in kind will be selected by the Subadviser, under the Adviser's supervision, in light of the Fund's objective and may not represent a PRO RATA distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any securities so received in payment of redemptions.


The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission ("SEC"), during periods when trading on the New York Stock Exchange is restricted or during an emergency declared by the SEC which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                                  DISTRIBUTIONS

The Fund intends to distribute to its insurance company separate accounts as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). The Fund will declare and pay distributions of its dividends and interest and distribute net short-term capital gains and net long-term gains all on an annual basis unless the Trustees determine that it should do so more frequently where permitted by applicable regulations.

SHAREHOLDER OPTIONS

The Fund will pay all dividends and distributions in additional Fund shares at net asset value unless an election is made by a particular separate account to receive distributions in cash.


                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund may make various types of portfolio holdings information available to shareholders. Information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI. In addition, shareholders can learn more about the availability of portfolio holdings information by calling the Funds at 1-800-447-3332.


                                      TAXES

The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Because shareholders of the Fund will be insurance company separate accounts, no extensive discussion is included herein concerning the federal income tax consequences for the holders of the contracts. Investors should refer to the specific tax information provided in the prospectus or other documents with respect to the tax consequences associated with their variable contracts and statements made herein are general in nature. Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund or a separate account does not meet such requirements, income allocable to the contracts associated with the separate account may be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments and may be subject to special tax rules. In that case, the Fund's yield on those securities would be decreased.

The above information constitutes a general summary of the federal income tax consequences of investing in the Fund. Investors should ask their own tax advisers for more information on their own tax situations, including possible foreign, state or local taxes. Please refer to the prospectus or other disclosure documents for your separate account and variable contract for information regarding the federal income tax treatment of variable contracts in general and of distributions to your separate account in particular. See "Income Dividends, Distributions and Tax Status" in the Fund's SAI for more information on taxes.

                                OTHER INFORMATION

The Trust is designed to serve and presently intends to serve as a funding vehicle for insurance company separate accounts associated with variable annuity contracts and variable life insurance policies. This means that participating insurance companies will invest money from separate accounts of various annuity contracts and life insurance policies in the Fund to provide for future benefits. You should consult the prospectus or other disclosure documents issued by the relevant insurance company for more information about a separate account.

All shares of the Fund have identical voting rights. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and are entitled to receive the net assets of the Fund's portfolio upon liquidation. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders holding a majority of the outstanding shares may remove Trustees by votes cast in person or by proxy at a meeting of shareholders or by written consent.

In the future, the Trust may offer shares of the Fund directly to qualified pension and profit-sharing plans.

Although conflicts of interest could arise from the sale of Fund shares to variable annuity contract-owners and variable life insurance policy-owners of affiliated and unaffiliated insurance companies, the Trust currently does not foresee any related disadvantages to policy-owners and contract-owners. This is because the Trust offers its shares to separate accounts of various insurance companies only to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts of interest which may arise. Should such a conflict arise, the Trustees will determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

The Agreement and Declaration of Trust of the Trust, as amended from time to time, provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

Under certain circumstances, shareholders could be held personally liable for the obligations of the Trust. However, the Trust believes that the chance of resulting financial loss for a shareholder is remote since that type of liability may arise only in very limited circumstances.

The Fund's investment performance may from time to time be included in advertisements about the Fund. Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gain distributions). All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period from the commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [ ], whose report, along with the Trust's financial statements, is included in the Trust's Annual Report, which is available upon request.


Financial Highlights
Selected data for a share outstanding throughout the period indicated.


                                                                                FOR THE PERIOD
                                                                      MAY 1, 2003         JANUARY 1, 2004
                                                                           TO                   TO
                                                                   DECEMBER 31, 2003     DECEMBER 31, 2004
                                                                   -----------------     -----------------
CLASS 2:
Net asset value, beginning of period                               $           10.00     $            X.XX

Investment activities:
  Net investment income/(loss)                                                 (0.05)                 X.XX
  Net realized and unrealized gains/(losses) on investments and
    securities sold short                                                      (0.31)                 X.XX
                                                                   -----------------     -----------------
Total from investment activities                                               (0.36)                 X.XX
                                                                   -----------------     -----------------
Net asset value, end of period                                     $            9.64     $            X.XX
                                                                   =================     =================
Total return (a)                                                               (3.60)%                X.XX%

RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets at end of period ($ thousands)                        $           9,508     $             XXX

  Net investment income/(loss) net of waivers/reimbursements (b)               (0.90)%                X.XX%
  Expenses before waivers/reimbursements (b)                                    7.55%                 X.XX%
  Expenses net of waivers/reimbursements (b)                                    2.98%                 X.XX%
  Expenses (excluding dividend expense) net of
    waivers/reimbursements (b)                                                  2.00%                 X.XX%
  Portfolio turnover rate                                                     130.89%                 X.XX%


----------
(a)  Not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                       FOR MORE INFORMATION ABOUT THE FUND

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Trust's SAI provides additional information about the Fund. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and SAI in person at, or by writing to, the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Fund for free from the EDGAR database on the Commission's website at http://www.sec.gov. You can get free copies of the SAI, request other information about the Fund or make shareholder inquiries by contacting the Fund at:

                        Laudus Variable Insurance Trust
                        3435 Stelzer Road
                        Columbus, Ohio 43219-8021
                        1-866-4-LAUDUS

ADVISER:
Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, CA 94104

SUBADVISER:
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, CA 94563

ADMINISTRATOR, TRANSFER AND DIVIDEND PAYING AGENT:
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN OF ASSETS:
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
[     ]

333 Market Street
San Francisco, CA 94105

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103


INVESTMENT COMPANY ACT FILE NO. 811-08759

                LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2005

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to and should be read in conjunction with the Class 1 and Class 2 prospectuses of the Laudus Rosenberg VIT Value Long/Short Equity Fund of Laudus Variable Insurance Trust (the "Trust") dated May 1, 2005 (the "Prospectuses"). Please note that the
Class 1 Shares of the Fund were not operational as of 12/31/04. You may obtain a copy of the Prospectuses from Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, Ohio 43219.


                                TABLE OF CONTENTS


                                                                              PAGE
                                                                              ----
INVESTMENT OBJECTIVES AND POLICIES                                              2

PORTFOLIO TURNOVER                                                              3

INVESTMENT RESTRICTIONS                                                         3

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS                                  5

MANAGEMENT OF THE FUND                                                          9

INVESTMENT ADVISORY AND OTHER SERVICES                                         13

PORTFOLIO TRANSACTIONS                                                         22

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES                               24

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION                                   26

DETERMINATION OF NET ASSET VALUE                                               27

PURCHASE AND REDEMPTION OF SHARES                                              27

FINANCIAL STATEMENTS                                                           28

APPENDIX A - PROXY VOTING POLICIES                                            A-1

                      INVESTMENT OBJECTIVE AND POLICIES

     The investment objective and policies of the Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund") are summarized in the Prospectuses under the heading "Risk/Return Summary" and described in more detail in the Prospectuses under the headings "Investment Objective and Principal Investment Strategies" and "Principal Risks."

     The following is an additional description of certain investments of the Fund.

     INDEX FUTURES. An index futures contract (an "Index Future") is a contract to buy or sell an integral number of units of an index at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index Future.

     Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. The Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

     Upon entering into a futures contract, the Fund will be required to deposit initial margin with its custodian in a segregated account in the name of the futures broker. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when the Fund has purchased an Index Future and the price of the relevant index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the relevant index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

     The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and the futures market. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.

     SHORT SALES. The Fund will seek to realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

     NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectuses or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.

                               PORTFOLIO TURNOVER


     A change in securities held by the Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. The portfolio turnover rate for the Fund for the fiscal year ended December 31, 2004 and the period from the commencement of its operations (May 1, 2003) through December 31, 2003 was X.XX% and 130.89%, respectively. As disclosed in the Prospectuses, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders of the Fund. To the extent that portfolio turnover results in the realization of new short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.


                             INVESTMENT RESTRICTIONS

     Without a vote of the majority of the outstanding voting securities of the Fund, the Trust will not take any of the following actions with respect to the
Fund:

     (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

     (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

     (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

     (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the Fund's net assets would be
(i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

     (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, the Fund may be deemed to be an underwriter under federal securities laws.

     (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

     (7) Concentrate more than 25% of the value of its total assets in any one industry.

     (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission.

     (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

     (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities.

     (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, futures contracts or options on futures contracts.)

     (12) With respect to 75% of its total assets, invest in a security if, as a result of such investment, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     Notwithstanding the latitude permitted by Restriction (9) above, the Fund has no current intention of purchasing interest rate futures.

     It is contrary to the present policy of the Fund, which may be changed by the Trustees of the Trust without shareholder approval, to:

     (a) Invest in warrants or rights (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase).

     (b) Write, purchase or sell options on particular securities (as opposed to market indices).

     (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

     (d) Make investments for the purpose of exercising control of a company's management.

     (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.

     Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectuses will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Regardless of such policy, if the Fund borrows an amount such that the asset coverage of its borrowing is less than 300%, then, within three days (not including Sundays and holidays) or such longer period as the Securities and Exchange Commission may prescribe through rules and regulations, the Fund will reduce the amount of its borrowings so that asset coverage is at least 300%.

     The phrase "shareholder approval," as used in the Prospectuses and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     The tax status of the Fund and the distributions which it may make are summarized in the Prospectuses under the headings "Distributions" and "Taxes." The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other RICs, and other securities limited generally with respect to any one issuer to a value not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships; and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     If the Fund failed to qualify under Subchapter M as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

     Notwithstanding an exemption for mutual funds which have only insurance company investors from the imposition of a certain excise tax on underdistributed amounts, the Fund intends to avoid the excise tax by distributing prior to each calendar year end, without regard to the Fund's fiscal year end, (i) 98% of the Fund's ordinary income, (ii) 98% of the Fund's capital gain net income for the one-year period ending on October 31 (or later if the Fund is permitted and so elects), and (iii) any retained amount from the prior year. A dividend paid to shareholders by the Fund in January of a year is generally deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a day in October, November or December of that preceding year.

     Section 817(h) of the Code requires that the investments of a segregated asset account (a "Separate Account") of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury regulations in order for the account to serve as the basis for variable annuity contracts ("VA contracts") or variable life insurance policies ("VLI policies"). The Fund intends to comply with applicable requirements so that the Fund's investments are "adequately diversified" for purposes of Section 817(h) and the U.S. Treasury regulations thereunder. Section 817(h) and the U.S. Treasury regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a RIC for purposes of the diversification requirements. If the Fund satisfies certain conditions, a Separate Account owning shares of the Fund will be treated as owning multiple investments consisting of the Separate Account's proportionate share of each of the assets of the Fund. The Fund intends to satisfy these conditions so that the shares of the Fund owned by a segregated asset account of an insurance company depositor will be treated as multiple investments. If, however, the Fund is not "adequately diversified" within the meaning of Section 817(h) of the Code, the VA contracts and VLI policies supported by the Fund may not be treated as annuity or life insurance contracts, as the case may be, for any period (or subsequent period) during which the Fund is not "adequately diversified" thereunder.

     Assuming that the Separate Accounts meet the requirements of Section 817, it is anticipated that insurance company investors will not be subject to federal income tax currently on dividends or distributions from the Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

     Dividends, interest, and in some cases, capital gains received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The Fund may invest in the stock of "passive foreign investment companies" ("PFIC"s). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders (assuming the Fund qualifies as a RIC). In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.

Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain. If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the Fund's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) - which most likely would have to be distributed by the Fund to satisfy the Fund's Subchapter M distribution requirement outlined above and avoid imposition of the excise tax, if applicable
- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. A holder of stock in a PFIC generally may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

     The use by the Fund of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith.

     Exchange-traded futures contracts, certain options, and certain forward contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of
Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Subchapter M distribution requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that such Fund must distribute to meet the Subchapter M distribution requirement and to avoid imposition of the excise tax, if applicable.

     Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between section 1256 and 988, special provisions determine the character and timing of any income, gain or loss. When a covered call option written (sold) by the Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

     If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract (e.g., a swap contract), or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. PLEASE REFER TO THE PROSPECTUSES OR OTHER DISCLOSURE DOCUMENTS FOR THE SEPARATE ACCOUNTS AND THE VARIABLE CONTRACT FOR INFORMATION REGARDING THE FEDERAL INCOME TAX TREATMENT OF VARIABLE CONTRACTS IN GENERAL AND DISTRIBUTIONS TO THE SEPARATE ACCOUNT IN PARTICULAR. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                             MANAGEMENT OF THE FUND

PORTFOLIO MANAGEMENT. A team of personnel employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC, is jointly and primarily responsible for the day-to-day operations of the Fund. Dr. William Ricks has overall responsibility for the implementation of AXA Rosenberg's investment strategies.

COMPENSATION. AXA Rosenberg compensates Dr. Ricks for his management of the Fund. His compensation consists of a fixed annual salary, an annual bonus, as well as deferred compensation. [Dr. Ricks' compensation is not linked to any specific factors, such as the Fund's performance or asset level, although AXA Rosenberg may consider these factors, among others, when considering the amount of any bonus.]

OWNERSHIP OF FUND SHARES. As of the end of the Fund's most recently completed fiscal year, Dr. Ricks did not beneficially own any Fund shares.

OTHER ACCOUNTS. In addition to the Fund, Dr. Ricks is responsible for the day-to-day management of certain other accounts, as follows:

REGISTERED INVESTMENT COMPANIES     OTHER POOLED INVESTMENT VEHICLES          OTHER ACCOUNTS

 NUMBER OF                       NUMBER OF                               NUMBER OF
 ACCOUNTS       TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS               ACCOUNTS      TOTAL ASSETS
   12          $2,674,329,980        4         $454,142,771                  106         $13,039,000

CONFLICTS OF INTERESTS. Dr. Ricks' management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives to the Fund, or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. However, AXA Rosenberg does not believe that the conflicts, if any, are material. In addition, AXA Rosenberg believes that it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way. Specifically, AXA Rosenberg's quantitative analysis strategy and pro rata allocation of investment opportunities diminish the possibility of any conflict of interest resulting in unfair or inequitable allocation of investment opportunities among accounts.

KNOWLEDGE OF THE TIMING AND SIZE OF FUND TRADES. A potential conflict of interest may arise as a result of Dr. Ricks' day-to-day management of the Fund. Because of his position with the Fund, Dr. Ricks has access to information regarding the size, timing, and possible market impact of Fund trades. It is theoretically possible that he could use this information to the advantage of other accounts he manages and to the possible detriment of the Fund. In reality, however, AXA Rosenberg has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time that would prevent such actions.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of Dr. Ricks' management of the Fund and other accounts which, in theory, may allow him to allocate investment opportunities in a way that favors other accounts over the Fund. This conflict of interest may be exacerbated to the extent that AXA Rosenberg receives, or expects to receive, greater compensation from its management of the other accounts than the Fund. Notwithstanding this theoretical conflict of interest, it is AXA Rosenberg's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AXA Rosenberg has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while AXA Rosenberg may buy for other accounts securities that differ in identity or quantity from securities bought for the Fund, these differences occur only in instances in which the securities would not be appropriate investments for the Fund because of the Fund's particular investment objectives and related restrictions.

LAUDUS VARIABLE INSURANCE TRUST. The Trust's Trustees oversee the general conduct of the Fund's business. Certain information concerning the Trustees is set forth below.


                                                               NUMBER OF
NAME, ADDRESS* AND AGE                                         PORTFOLIOS IN
OF TRUSTEE; (TERM OF                                           FUND
OFFICE** AND LENGTH OF          PRINCIPAL OCCUPATION(S)        COMPLEX           OTHER DIRECTORSHIPS HELD BY
TIME SERVED)                    DURING PAST FIVE YEARS         OVERSEEN          TRUSTEE
-----------------------------   ----------------------------   ---------------   -----------------------------------
INTERESTED TRUSTEE:

Jeffrey M. Lyons##              Executive Vice President,        10#             Mr. Lyons is also a Trustee of each
49                              Active Trader, Charles                           portfolio of the Laudus Trust.
(since 1/04)                    Schwab & Co., Inc.,
                                July 2004 to present.
                                Executive Vice President,
                                Asset Management
                                Products & Services, Charles
                                Schwab & Co., Inc.,
                                September 2001 to July
                                2004.  Prior to September
                                2001, Mr. Lyons was
                                Executive Vice President,
                                Mutual Funds, Charles Schwab
                                & Co., Inc.

INDEPENDENT TRUSTEES:

Mariann Byerwalter +            Chairman of JDN Corporate      63***             Ms. Byerwalter is also a Trustee of
44                              Advisory LLC. From 1996 to                       each portfolio of the Laudus Trust,
(since 1/04)                    2001, Ms. Byerwalter was the                     The Charles Schwab Family of Funds,
                                Vice President for Business                      Schwab Investments, Schwab Annuity
                                Affairs and Chief Financial                      Portfolios and Schwab Capital Trust
                                Officer of Stanford                              (consisting of 53 portfolios). She
                                University and, in 2001,                         is on the Board of Trustees of
                                Special Adviser to the                           Stanford University, America First
                                President of Stanford                            Companies, Omaha, NE (venture
                                University.                                      capital/fund management), Redwood
                                                                                 Trust, Inc. (mortgage finance),
                                                                                 Stanford Hospitals and Clinics, SRI
                                                                                 International (research), PMI Group,
                                                                                 Inc. (mortgage insurance) and Lucile
                                                                                 Packard Children's Hospital.

William A. Hasler +             Until February 2004,           63***             Mr. Hasler is also a Trustee of each
63                              Co-Chief Executive Officer,                      portfolio of the Laudus Trust, The
(since 1/04)                    Aphton Corporation                               Charles Schwab Family of Funds,
                                (bio-pharmaceuticals). Prior                     Schwab Investments, Schwab Annuity
                                to August 1998, Mr. Hasler                       Portfolios and Schwab Capital Trust
                                was Dean of the Haas School                      (consisting of 53 portfolios). He is
                                of Business at the                               on the Board of Directors of
                                University of California,                        Solectron Corporation and is the
                                Berkeley (higher education).                     Non-Executive Chairman (manufacturing).
                                                                                 He is also on the






                                                               NUMBER OF
NAME, ADDRESS* AND AGE                                         PORTFOLIOS IN
OF TRUSTEE; (TERM OF                                           FUND
OFFICE** AND LENGTH OF          PRINCIPAL OCCUPATION(S)        COMPLEX           OTHER DIRECTORSHIPS HELD BY
TIME SERVED)                    DURING PAST FIVE YEARS         OVERSEEN          TRUSTEE
-----------------------------   ----------------------------   ---------------   -----------------------------------
                                                                                 Board of Directors of Aphton
                                                                                 Corporation (bio-pharmaceuticals),
                                                                                 Mission West Properties (commercial
                                                                                 real estate) and Stratex Networks
                                                                                 (a network equipment corporation).

Nils H. Hakansson +             Sylvan C. Coleman Professor    10#               Mr. Hakansson is also a Trustee of
67                              of Finance and Accounting,                       the Laudus Trust.
(Since 1/98)                    Haas School of Business,
                                University of California,
                                Berkeley, July 1969 to June
                                2003.


----------

* The mailing address of each of the Trustees is c/o Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, Ohio 43219.


**   There is no stated term of office for the Trustees of the Trust.


***  This includes 53 Schwab funds, 9 series of the Laudus Trust and the Fund.

#    This includes 9 series of the Laudus Trust and the Fund.

## Mr. Lyons is an "interested person," as defined in the 1940 Act, because he is an employee of Charles Schwab & Co.

+    Member of the Audit Committee.

     The Trust has a standing Audit Committee. The members of the Audit Committee are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Trust's financial reporting process. The Audit Committee did not meet during the Fund's most recently completed fiscal year.


     The Trust also has a Nominating Committee that is comprised of all of the Independent Trustees, which meets as often as deemed appropriate by the Nominating Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. The Nominating Committee did not meet during the most recent fiscal year. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934, as amended, in conjunction with a shareholder meeting to consider the election of Trustees.


     The aggregate dollar range of securities in the Family of Investment Companies* owned by each Trustee is set forth below. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                       SECURITIES IN THE FAMILY OF
                                                     DOLLAR RANGE OF EQUITY               INVESTMENT COMPANIES*
NAME OF TRUSTEE                                      SECURITIES IN THE FUND              AS OF DECEMBER 31, 2004
---------------                                      ----------------------          ---------------------------------
INDEPENDENT TRUSTEES:

Nils H. Hakansson                                             $ XX                                  $ XX
Mariann Byerwalter                                            $ XX                                  $ XX
William A. Hasler                                             $ XX                                  $ XX

                                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                       SECURITIES IN THE FAMILY OF
                                                     DOLLAR RANGE OF EQUITY               INVESTMENT COMPANIES*
NAME OF TRUSTEE                                      SECURITIES IN THE FUND              AS OF DECEMBER 31, 2004
---------------                                      ----------------------          ---------------------------------
INTERESTED TRUSTEE:

Jeffrey M. Lyons                                              $ XX                                  $ XX


----------

* The Family of Investment Companies consists of the Fund and 9 series of the Laudus Trust.

Certain information concerning the Trust's officers is set forth below:


     NAME, ADDRESS* AND AGE OF
  OFFICER; (TERM OF OFFICE ** AND                                                  PRINCIPAL OCCUPATION DURING
       LENGTH OF TIME SERVED)              POSITION WITH THE TRUST                       PAST FIVE YEARS
--------------------------------------    -------------------------       ----------------------------------------------
Jana Thompson, 45                         President and Chief             Senior Vice President, Charles Schwab & Co.,
(1/04-present)                            Executive Officer               Inc. and CSIM, February 2004 to present; Vice
                                                                          President, Charles Schwab & Co., Inc., 2000 to
                                                                          February 2004; Managing Director, High-Yield
                                                                          Sales, Fleet Securities, Inc., 1998 to 1999.

Randall Fillmore, 44                      Chief Compliance                Senior Vice President, Institutional
(9/04-present)                            Officer                         Compliance and Chief Compliance Officer, CSIM,
                                                                          September 2004 to present; Vice President,
                                                                          Charles Schwab & Co., Inc., and CSIM, 2002 to
                                                                          2003; Vice President of Internal Audit,
                                                                          Charles Schwab & Co., Inc., 2000 to 2002.
                                                                          Prior to 2000, with PricewaterhouseCoopers.

Jeffrey Mortimer, 41                      Vice President and Chief        Senior Vice President and Chief Investment
(6/04-present)                            Investment Officer              Officer, equities, CSIM, May 2004 to present;
                                                                          Vice President, CSIM, 1999 to May 2004.

David Rosenberg, 40                       Vice President                  Vice President, Investment Administration,
(6/04-present)                                                            CSIM, December 2001 to present; Director of
                                                                          Investment Management, CSIM, 1998 to
                                                                          December 2001.

Bill Thomas, 42                           Vice President                  Senior Vice President, Charles Schwab & Co.,
(6/04-present)                                                            Inc., Asset Management Products and Services
                                                                          and Fund Administration, May 2000 to
                                                                          present; Managing Director, Scudder Kemper
                                                                          Investments, 1997 to 2000.

Alice Schulman, 54                        Clerk                           Vice President & Assistant Secretary, CSIM,
(1/04-present)                                                            2003 to present; Assistant Secretary, The
                                                                          Charles Schwab Bank, N.A., 2003 to present;
                                                                          Assistant Secretary, SchwabFunds, 2000 to
                                                                          present; Director, Project Management, CSIM,
                                                                          2000 to 2003; Consultant, 1998 to 2000.

Elizabeth Lawrence, 44                    Vice President                  Senior Vice President, BISYS Fund Services,
(9/02-present)                                                            2001 to present; Vice President and Senior
                                                                          Manager, Client Services and Operations,
                                                                          PFPC, Inc., May 2000 to 2001; Director of
                                                                          Client Services, PFPC, Inc., 1997 to May 2000.

Troy Sheets, 33                           Chief Financial Officer         Vice President of Financial Services, BISYS
(9/02-present)                                                            Fund Services, 2002 to present; Senior
                                                                          Manager, KPMG LLP, 2000 to 2002; Manager,
                                                                          KPMG LLP, 1998 to 2000.

Alison Baur, 40                           Chief Legal Officer             Vice President, Charles Schwab & Co., Inc.
(1/04-present)                                                            since June 1999; Associate General Counsel,
                                                                          Charles Schwab & Co., Inc. since 2003; Senior
                                                                          Corporate Counsel, Charles Schwab &

     NAME, ADDRESS* AND AGE OF
  OFFICER; (TERM OF OFFICE ** AND                                                  PRINCIPAL OCCUPATION DURING
       LENGTH OF TIME SERVED)              POSITION WITH THE TRUST                       PAST FIVE YEARS
--------------------------------------    -------------------------       ----------------------------------------------
                                                                          Co., Inc., 1999 to 2003; Chief Legal Officer
                                                                          & Secretary, Excelsior Funds, 2001 to 2004;
                                                                          Chief Legal Officer, Excelsior Directional
                                                                          Hedge Fund and Excelsior Private Equity
                                                                          Funds, 2001 to 2004.

Lori Oliveira, 33                         Assistant Clerk                 Paralegal of Legal Services, BISYS Fund
(3/05-present)                                                            Services, 2005 to present; Operations
                                                                          Consultant, Bank of America, 2001 to 2005;
                                                                          Paralegal, Tentindo, Kendall, Canniff &
                                                                          Keefe LLP, 1999 to 2004.

Alaina V. Metz, 37                        Assistant Clerk                 Chief Administrative Officer, BISYS Fund
(6/99-present)                                                            Services, 1995 to present.


----------

* The mailing address of each of the officers is c/o Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, Ohio 43219.


**   There is no stated term of office for the officers of the Trust.


     Mss. Baur, Schulman and Thompson, and Messrs. Mortimer, Rosenberg and Thomas, each being an employee of Charles Schwab Investment Management, Inc. or its affiliates, will each benefit indirectly from the management fees paid by the Trust to Charles Schwab Investment Management, Inc., but receive no compensation from the Trust.



     Mr. Sheets and and Mss. Metz, Lawrence and Oliveira, each being an employee of BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's administrator and transfer and dividend-paying agent, will each benefit indirectly from the administrative fees paid by the Trust to BISYS, but receive no compensation from the Trust.


     TRUSTEE COMPENSATION. Interested Trustees and officers of the Trust do not receive compensation from the Trust. Prior to February 2, 2004, each Independent Trustee received an annual fee of $7,590 plus an additional fee for each meeting attended. Effective February 2, 2004, the compensation for the Trustees was modified. The Trust currently pays each Independent Trustee a quarterly retainer fee of $100 and an additional $100 for each meeting attended.

     In addition, a retirement plan has been instituted for all of the Independent Trustees of the Trust (the "Retirement Plan"). Under the terms of the Retirement Plan, upon retirement or other termination of service from the Trust (other than termination for cause), a retiring Trustee shall be paid, in a lump-sum cash payment, a benefit equal to $10,000 for each year that the Trustee has served as an Independent Trustee of the Trust. In calculating years of service to the Trust, the Retirement Plan provides for years of service prior to adoption of the Retirement Plan to be counted and does not require that years of service be consecutive.


     The total compensation accrued and payable to, as well as the retirement benefits accrued by, the Independent Trustees by the Trust and by the fund complex for the fiscal year ended December 31, 2004, is shown in the table below.



                                                                                                            TOTAL
                                                              PENSION OR                                COMPENSATION
                                                              RETIREMENT                               FROM REGISTRANT
                                        AGGREGATE          BENEFITS ACCRUED         ESTIMATED             AND FUND
                                       COMPENSATION         AS PART OF FUND      ANNUAL BENEFITS        COMPLEX* PAID
NAME OF PERSON                       FROM REGISTRANT           EXPENSES          UPON RETIREMENT        TO DIRECTORS
------------------------             ---------------       ----------------      ---------------       ---------------
Mariann Byerwalter                        $ XX**                 $ XX                  $ XX                 $ XX**

William A. Hasler                         $ XX**                 $ XX                  $ XX                 $ XX**

Nils H. Hakansson                         $ XX**                 $ XX                  $ XX                 $ XX**

----------

* As of January 30, 2005, the Fund Complex consisted of XX funds, which includes XX Schwab funds.


** Reflects fees accrued for the fiscal year regardless of the actual payment date.




                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY CONTRACTS

ABOUT CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

     Charles Schwab Investment Management, Inc. ("CSIM") is a wholly-owned subsidiary of The Charles Schwab Corporation. Both CSIM and The Charles Schwab Corporation are located at 101 Montgomery Street, San Francisco, CA 94104.

     As of December 31, 2004, CSIM managed XX mutual funds and approximately $XX billion in assets.

     Principal Executive Officer and Directors - Listed below are the directors and principal executive officer of CSIM. The principal business address of each director and the principal executive officer, as it relates to their duties at CSIM, is the same as above.


            NAME                                            POSITION
            ----                                            --------
       Randall W. Merk                       Director, President and Chief Executive Officer

       Charles R. Schwab                     Chairman and Director

       Stephen B. Ward                       Director, Senior Vice President and Chief Investment Officer


     As disclosed in the Prospectuses under the heading "Management of the Fund," under a management contract (the "Management Contract") between the Trust, on behalf of the Fund, and CSIM, subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, CSIM furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with CSIM. In addition, pursuant to a subadviser agreement among CSIM, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") and the Trust, AXA Rosenberg will continuously furnish an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. As indicated under "Portfolio Transactions - Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish AXA Rosenberg, at no cost, with certain research, statistical and quotation services of value to AXA Rosenberg in advising the Trust or its other clients.


     The Fund has agreed to pay CSIM an annual management fee equal to 1.50% of the Fund's average daily net assets, payable on a monthly basis. CSIM has informed the Trust that it will waive some or all of its management fees under the Management Contract and, if necessary, will bear certain expenses of the Fund until further notice, but in any event at least through December 31, 2007 so that the Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses, dividends on securities sold short and distribution and shareholder service fees) applicable to each class will not exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to CSIM during the next three fiscal years to the extent that the repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year. In addition, CSIM's compensation under the Management Contract is subject to reduction to the extent that in any year the expenses of the Fund (including investment advisory fees, but excluding taxes, portfolio brokerage commissions and any distribution and shareholder service expenses paid by a class of shares of the Fund pursuant to a distribution and shareholder service plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.

     The Management Contract provides that CSIM shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

     The Management Contract will continue in effect for a period no more than two years from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of CSIM or the Trust, and by
(ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to CSIM or by CSIM to the Trust.

TRUSTEES' CONSIDERATIONS

     In approving the Management Contract, the Trustees considered all information they deemed reasonably necessary to evaluate the terms thereof.

     The Trustees reviewed CSIM's qualifications to act as investment adviser to the Fund. In determining to recommend that shareholders approve the Management Contract, the Trustees carefully evaluated the experience of CSIM's key personnel in institutional investing and the quality of services CSIM is expected to provide to the Fund, including, but not limited to: (1) the fee and expense ratios of comparable mutual funds; (2) the nature and quality of services expected to be rendered to the Fund by CSIM; (3) the benefits that might accrue to the Fund, including increased efficiencies and economies of scale, as a result of the size and depth of CSIM's and its affiliates' mutual fund organizations; (4) the distinct investment objective and policies of the Fund; (5) the history, reputation, qualification and background of CSIM, as well as the qualifications of its personnel and its financial condition; (6) its performance record; (7) CSIM's compliance infrastructure, including systems and procedures designed to comply with recent federal regulations affecting mutual funds; (8) CSIM and its affiliates' ability to support the growth of assets invested in the Fund; (9) CSIM's experience overseeing, monitoring and supervising the services of subadvisers to certain funds for which it currently serves as investment adviser; and (10) other factors deemed relevant. The Trustees also reviewed the fees to be paid to CSIM by the Fund under the Management Contract in comparison with those being charged generally in the relevant segment of the mutual fund business.

     Based on this evaluation, the Trustees considered whether the Management Contract is in the best interests of the Fund and its shareholders.


     No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the Management Contract. Rather, the Trustees concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to approve the Management Contract, including the fees to be charged for services thereunder. For the fiscal year ended December 31, 2004, the Fund paid CSIM $XX in advisory fees, after a fee waiver of $XX.


SUBADVISORY AGREEMENT

ABOUT AXA ROSENBERG

     AXA Rosenberg is wholly-owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled jointly by AXA IM Rose, Inc., Barr Rosenberg, Kenneth Reid and Rosenberg Alpha L.P.

     AXA IM Rose, Inc. is wholly-owned by AXA IM Holdings U.S. Inc. AXA IM Holdings U.S. Inc. is wholly-owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA SA, a French holding company, AXA Assurances IARD, a French societe anonyme, AXA UK Plc, a British public limited company and AXA Colonia Konzern AG, a German Aktiengesellschaft. AXA Assurances IARD, AXA UK Plc and AXA Colonia Konzern AG are owned by AXA SA (more than 90% directly).

     Finaxa, a French holding company, beneficially owns more than 25% of the voting securities of, and therefore controls, AXA SA. Mutuelles Axa, a group of four French mutual insurance companies, one of which controls Finaxa, acting as a group, controls both AXA SA and Finaxa. Rosenberg Alpha L.P. is controlled by Barr Rosenberg as their Managing General Partner. Each of these entities may be deemed a controlling person of AXA Rosenberg.


     AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.


     Kenneth Reid, Barr M. Rosenberg and Marlis S. Fritz, the former general partners of Rosenberg Institutional Equity Management, the predecessor to AXA Rosenberg, may be deemed to be controlling persons of AXA Rosenberg as a result of their interests in AXA Rosenberg Group LLC, the parent of AXA Rosenberg.

     The following is a list of the directors and principal executive officers of AXA Rosenberg. The principal business address of the directors and the principal executive officers, as it relates to their duties at AXA Rosenberg, is the same as the address of AXA Rosenberg.

Principal Executive Officers and Directors:

            NAME                        POSITION
            ----                        --------
       Stephane Prunet        Global Chief Executive Officer

       Edward H. Lyman        President

       Kenneth Reid           Global Chief Investment Officer

       William E. Ricks       Chief Executive Officer and Chief Investment Officer
                              of North America

       Barr Rosenberg         Chairman


     The Trust and CSIM have entered into an Agreement on behalf of the Fund with AXA Rosenberg (the "Subadviser Agreement") by which AXA Rosenberg acts as subadviser to the Fund. Under the Subadviser Agreement, AXA Rosenberg, at its expense, continuously furnishes an investment management program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities and all other investments, subject to the supervision of CSIM and the Trustees.

     The Fund does not pay AXA Rosenberg's compensation under the Subadviser
Agreement: CSIM pays it, and for any given year it will never be payable at a rate that exceeds 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract. The compensation payable by CSIM to AXA Rosenberg under the Subadviser Agreement is payable quarterly (at the end of each quarter) as a portion of the Fund's average daily net assets, and will be adjusted (up or down) if the Fund outperforms or underperforms 90-day Treasury Bills by 2.5% or more (as described below). This way, AXA Rosenberg has monetary incentive to achieve good performance and avoid poor performance for the Fund. Starting in 2008 and in each year thereafter, AXA Rosenberg may be entitled to additional compensation from CSIM if the assets under management of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) have not reached certain levels, but, as noted above, it will never be entitled to a rate of compensation that is more than 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract.

     The following table presents a summary of the subadvisory fee structure for the Fund. The actual compensation payable to AXA Rosenberg is described in greater detail below.


    SUBADVISORY FEE COMPONENT                                       ANNUAL RATE
    -------------------------                                       -----------
Base Subadvisory Fee                                    0.675% of Existing Assets
                                                        0.60% of Second Tier Assets
                                                        0.45% of Third Tier Assets
Performance Adjustment                                  FROM -0.075% TO +0.075%, depending on Fund
                                                        performance
Assets Under Management Adjustment                      0.075%, contingent on assets of Fund and other
(beginning in 2008)                                     Laudus Funds not exceeding certain level

BASE SUBADVISORY FEE


     This section describes the base subadvisory fee payable by CSIM to AXA Rosenberg. The assets under management adjustment and the performance adjustment are described in the sections that follow. Please remember that all the fees described on this and the following pages are paid by CSIM to AXA Rosenberg; they do not affect how much you pay or the Fund pays.


     Unless the fee payable to CSIM under the Management Contract is increased by the Fund's shareholders (in which case the base subadvisory fee would also be increased), the base subadvisory fee payable by CSIM to AXA Rosenberg will never be payable at a rate that exceeds 0.675% of the Fund's average daily net assets on an annual basis, and it will be lower than that for Fund assets above certain thresholds, as described below. As shown in the table below, CSIM pays AXA Rosenberg 0.675% (on an annual basis) of the Fund's average daily net assets up to the amount of assets in the Fund at the time AXA Rosenberg became subadviser (the Fund's "Existing Assets"). For any quarter during which the Fund's average daily net assets exceed its Existing Assets, CSIM will pay AXA Rosenberg 0.60% (on an annual basis) of the Fund's portion, if any, of the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund) that exceed the aggregate Existing Assets of all such funds, but fall short of $2.5 billion (the Fund's "Second Tier Assets"). For any quarter during which the Fund's average daily net assets exceed its Existing Assets AND the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the assets of the Laudus Rosenberg U.S. Small

Capitalization Fund) exceed $2.5 billion, CSIM will pay AXA Rosenberg 0.45% (on an annual basis) of the Fund's portion of such excess (the Fund's "Third Tier Assets").

                    FUND                                                 BASE SUBADVISORY FEE*
                    ----                                                 ---------------------
Laudus Rosenberg VIT Value Long/Short Equity Fund                     0.675% of Existing Assets
                                                                      0.60% of Second Tier Assets
                                                                      0.45% of Third Tier Assets

----------
* As noted above, the rates for the Fund set forth in the table are expected to be adjusted if the gross advisory fee rates payable to CSIM by the Fund are adjusted by the Trustees or the shareholders of the Fund.

PERFORMANCE ADJUSTMENT

     As noted above, the compensation payable to AXA Rosenberg by CSIM under the Subadviser Agreement is structured to provide monetary incentive to AXA Rosenberg to achieve good performance and avoid poor performance. In particular, AXA Rosenberg's compensation will be increased for any quarter in which the Fund's performance exceeds that of 90-day Treasury Bills by more than 2.5%. Conversely, AXA Rosenberg's compensation will be decreased for any quarter in which the Fund's performance falls short of the performance of 90-day Treasury Bills by more than 2.5%. More specifically, the fee payable to AXA Rosenberg will be increased or decreased by a performance component (the "Performance Adjustment") that will vary proportionately with the difference between (a) the investment performance of the Fund over a rolling three-year period* minus the investment record of 90-day Treasury Bills over the same period, expressed as a percentage, whether the result is positive or negative, and (b) 2.5%. The Performance Adjustment (whether positive or negative) for the Fund will never be charged at a rate that exceeds 5% of the gross advisory fee rate payable to CSIM with respect to the Fund (the "Maximum Performance Adjustment"). The Maximum Performance Adjustment will be made when the Fund's performance exceeds or falls short of the performance of 90-day Treasury Bills (the "Maximum Adjustment Performance Point") by 5.0% or more. The Performance Adjustment will be zero when the performance difference (between that of the Fund and that of the 90-day Treasury Bills) is between 2.5% and -2.5% and, starting at 2.5% or -2.5% (as the case may be), it shall increase (or decrease in the case of a negative Performance Adjustment) based on a constant ratio until the Maximum Adjustment Performance Point is reached.


     The following table provides examples of how different levels of Fund performance will generate different adjustments to the compensation payable by CSIM to AXA Rosenberg under the Subadviser Agreement.

                                                                        PERFORMANCE ADJUSTMENT
              PERCENTAGE BY WHICH FUND PERFORMANCE                     (AS A PERCENTAGE OF THE
                 EXCEEDS OR FALLS SHORT OF THE                        GROSS RATE OF COMPENSATION
              PERFORMANCE OF 90-DAY TREASURY BILLS                   PAYABLE TO CSIM BY THE FUND)
              ------------------------------------                   ----------------------------
                        5.0% (and all higher %s)                                   5%
                        4.5%                                                       4%
                        4.0%                                                       3%
                        3.5%                                                       2%

                                                                        PERFORMANCE ADJUSTMENT
              PERCENTAGE BY WHICH FUND PERFORMANCE                     (AS A PERCENTAGE OF THE
                 EXCEEDS OR FALLS SHORT OF THE                        GROSS RATE OF COMPENSATION
              PERFORMANCE OF 90-DAY TREASURY BILLS                   PAYABLE TO CSIM BY THE FUND)
              ------------------------------------                   ----------------------------
                        3.0%                                                       1%
                        2.5%                                                       0
                        2.0%                                                       0
                        1.5%                                                       0
                        1.0%                                                       0
                        0.5%                                                       0
                       -0.5%                                                       0
                       -1.0%                                                       0
                       -1.5%                                                       0
                       -2.0%                                                       0
                       -2.5%                                                       0
                       -3.0%                                                      -1%
                       -3.5%                                                      -2%
                       -4.0%                                                      -3%
                       -4.5%                                                      -4%
                       -5.0% (and all lower %s)                                   -5%

ASSETS UNDER MANAGEMENT ADJUSTMENT

     Finally, to protect AXA Rosenberg, its compensation from CSIM for the Fund will be adjusted upward if the funds subadvised by AXA Rosenberg and managed by CSIM (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) do not grow as planned over the first few years after the new management and subadvisory arrangements are in place; bear in mind, however, that for any given year it will never be payable at a rate that exceeds 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract. As noted above, beginning in 2008, CSIM will pay AXA Rosenberg a higher percentage of the Fund's average daily net assets if the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) have not reached certain thresholds. Specifically, if the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) have not achieved assets under management of at least $2.025 billion and the S&P 500 Index(R) is above 1,000 by calendar year-end 2007, the base subadvisory fee for 2008 will be increased by an amount equal to 5% of the gross base investment advisory fee payable to CSIM with respect to the Fund.

     In the event that the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) have not achieved assets under management of at least $2.775 billion and the S&P 500 Index(R) is above 1,000 by calendar year-end 2008, then the base sub-advisory fee for 2009 will be increased by an amount equal to 5% of the gross base investment advisory fee payable to CSIM with respect to the Fund.

     For each year thereafter, in the event that (i) the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) have not by year-end achieved 50% of the end of period assets under management target (which shall not be lower than the 2008 target) recommended by CSIM and AXA Rosenberg, and (ii) the S&P 500 Index(R) is above 1,000, then the base subadvisory fee for the following year will be adjusted upward by an amount equal to 5% of the gross base investment subadvisory fee payable to CSIM with respect to the Fund.

     In each case, the Performance Adjustment and the assets under management adjustment will be made independently of each other.

TRUSTEES' CONSIDERATIONS

     In recommending that shareholders approve the Subadviser Agreement, the Trustees carefully evaluated the experience of AXA Rosenberg's key personnel in institutional investing and the quality of service AXA Rosenberg is expected to provide, and has in the past provided, to the Fund, including, but not limited to: (1) the fee and expense ratios of comparable mutual funds, including those that have subadvisory relationships; (2) the performance of the Fund since the commencement of its operations; (3) the nature and quality of services expected to be rendered to the Fund by AXA Rosenberg; (4) the distinct investment objectives and policies of the Fund; (5) the history, reputation, qualification and background of AXA Rosenberg as well as the qualifications of its personnel and its financial condition; (6) its performance record; and (7) other factors deemed relevant. The Trustees also reviewed the fees to be paid to AXA Rosenberg under the agreement in comparison to those being charged in the relevant segment of the mutual fund business and considered the appropriateness of the weighting given to the fixed and variable components of such fees. Also influencing the Board's decision were considerations of whether the Performance Adjustment is reasonably structured, and in particular whether it (a) will unduly reward AXA Rosenberg for random short-term fluctuations in the market, (b) will be measured against an appropriate benchmark, (c) will give rise to significant costs in connection with the implementation or adjustment of such benchmark, or (d) will give rise to volatility in AXA Rosenberg's fee revenues that would have a significant impact on its financial health and, in particular, on its ability to provide quality services to the Fund. In this regard, the Trustees also considered the fact that CSIM, and not the shareholders of the Fund, would pay or recoup any Performance Adjustment to the fee payable to AXA Rosenberg.


     Based on this evaluation, the Trustees considered whether the Subadviser Agreement would be in the best interests of the Fund and its shareholders. One of the issues influencing the Trustees' decision was that AXA Rosenberg has served as either investment adviser or subadviser to the Fund since its inception, and that it continues to manage the assets of the Fund on a day-to-day basis. Accordingly, for the reasons noted above, together with other factors and information considered relevant, the Trustees concluded that the Subadviser Agreement would be in the best interests of the Fund and its shareholders.

     For the fiscal year ended December 31, 2004, CSIM paid AXA Rosenberg $XX in subadvisory fees, after fee waivers of $XX. For the period May 1, 2003 to December 31, 2003, AXA Rosenberg acted as investment adviser to the Fund. In that role, AXA Rosenberg was entitled to receive, and waived, $88,619.84 in fees.


     ADMINISTRATIVE SERVICES. The Trust has entered into a Fund Administration Agreement with BISYS Fund Services Ohio, Inc. (the "Administrator") pursuant to which the Administrator provides certain administrative services necessary for the Fund's operations including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the Securities and Exchange Commission ("SEC") and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, the Administrator is entitled to receive a fee, payable monthly, based on the average daily net assets of the Trust. The Administration fees are calculated as follows:

           AVERAGE DAILY NET ASSETS                                   FEE
           ------------------------                                   ---
       $0 - $25 million                               No fees charged by the Administrator
       $25 - $500 million                             0.09% on the assets over $25 million
       $500 million - $1 billion                      0.07% on the assets over $500 million
       Above $1 billion                               0.04% on the assets over $1 billion


For the fiscal year ended December 31, 2004, the Administrator received $XX in administration fees, after fee waivers of $XX. From the commencement of its operations on May 1, 2003 to December 31, 2003, the Administrator did not receive any administration fees due to the average daily net asset size of the Trust.


     The Trust's principal underwriter is an affiliate of the Administrator.

     The Trust has also entered into a fund accounting agreement with BISYS Fund Services Ohio, Inc. (the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Fund's operations. For these services, the Fund Accountant is entitled to receive $40,000 per annum.


     DISTRIBUTOR AND DISTRIBUTION AND SHAREHOLDER SERVICE PLAN. As stated in the Prospectuses under the heading "Purchasing Fund Shares - Distributor," Class 1 Shares and Class 2 Shares of the Fund are sold on a continuous basis by the Trust's distributor, Laudus Distributor, Inc. (the "Distributor"). The Distributor's principal offices are located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. Under the distributor's contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Fund and will purchase shares for resale only against orders for shares.



     Pursuant to the distribution and shareholder service plan (the "Plan") described in the Prospectus, in connection with the distribution of Class 2 Shares of the Fund and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class 2 Shares of the Fund, the Distributor receives certain distribution and shareholder service fees from the Fund. The Distributor may pay all or a portion of the distribution and service fees it receives from the Fund to insurance companies. The Fund pays no fees in connection with the distribution of Class 1 Shares.



     The Plan may be terminated with respect to Class 2 Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of the Class 2 Shares. Any change in the Plan that would materially increase the cost to Class 2 Shares requires approval by holders of Class 2 Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.


     The Distributor's Contract may be terminated with respect to the Fund or Class 2 Shares thereof at any time by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by the Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

     The Plan and the Distributor's Contract will continue in effect with respect to Class 2 Shares for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of the class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

     If the Plan or the Distributor's Contract is terminated (or not renewed), it may continue in effect with respect to any class of the Fund as to which they have not been terminated (or have not been renewed).



     The Trustees believe that the Plan will benefit the Fund and its shareholders. Based on the experience of the Fund under the Plan, and the relative success that this method of distribution has had for the Fund, the Trustees believe that the Plan will likely result in higher Fund asset levels. Higher Fund asset levels can be expected to reduce Fund expense ratios and increase the ability of the Adviser to seek out more investment opportunities for the Fund in order to obtain greater portfolio diversification.


     The Plan is a "compensation" plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor or insurance company in their periodic review of the Plan, the fees are payable to compensate the Distributor or insurance company for services rendered even if the amount paid exceeds the Distributor's or insurance company's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


     The insurance company may impose additional or different conditions than the Fund on purchases, redemptions or exchanges of Fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange policies, Fund choices, cut-off time for investment and trading restrictions. Insurance companies may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the Fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of insurance companies should consult their intermediaries for information regarding these conditions and fees. The Fund is not responsible for the failure of insurance companies to carry out their responsibilities to their customers.

     The Adviser may pay certain insurance companies for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the Adviser may pay certain insurance companies for providing distribution, marketing or promotional services. The payments described by this paragraph are not paid by a Fund or its shareholders and may be substantial.


     For the fiscal year ended December 31, 2004 and the period from the commencement of its operations (May 1, 2003) through December 31, 2003, the Fund paid the Distributor X.XX% and $14,706 in fees. The Distributor did not retain these fees, but, instead passed them on as compensation to the insurance companies.


CUSTODIAL ARRANGEMENTS

     Custodial Trust Company ("CTC"), Princeton, NJ 08540, is the Trust's custodian. As such, CTC holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, CTC receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Trust's independent registered public accounting firm is [ ]. [ ] conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the SEC, and consults with the Trust as to matters of accounting and federal and state income taxation.


TRANSFER AND DIVIDEND-PAYING AGENT


     The Trust's transfer and dividend-paying agent is BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, for which BISYS receives additional fees.


CODES OF ETHICS

     Each of the Trust (on behalf of the Fund), CSIM, AXA Rosenberg, and the principal underwriter have adopted codes of ethics (each a "Code") under Rule 17j-1 of the 1940 Act. The Trust's Code permits personnel subject thereto to invest in securities, but not in securities that the Fund may purchase or hold. Subject to certain conditions or restrictions, CSIM's Code permits personnel to buy or sell, directly or indirectly, securities for their own accounts. This includes securities that may be purchased or held by the funds CSIM manages. Securities transactions by some of these individuals may be subject to prior approval of CSIM's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements. AXA Rosenberg's Code permits personnel subject thereto to invest in securities, subject to prior approval. The principal underwriter's Code permits personnel subject thereto to invest in securities, including securities that the Fund may purchase or hold, so long as the investment does not lead to an actual or potential conflict of interest.

                             PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

     The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of AXA Rosenberg are made by AXA Rosenberg with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of AXA Rosenberg even though it could also have been purchased or sold for other clients at the same time.

     Likewise, a particular security may be purchased on behalf of one or more clients when AXA Rosenberg is selling the same security on behalf of one or more other clients. In some instances, therefore, AXA Rosenberg, acting for one client, may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected PRO RATA on the basis of cash available or another equitable basis so as to avoid any one account being preferred over any other account.

BROKERAGE AND RESEARCH SERVICES

     Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark-up. In the selection of brokers, dealers or futures commissions merchants (collectively, "brokers") and the placing of orders for the purchase and sale of portfolio investments for the Fund, AXA Rosenberg shall comply with such policies established by the Trustees and communicated to AXA Rosenberg in writing and shall seek to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. In using its best efforts to obtain for each Fund the most favorable price and execution available, AXA Rosenberg, bearing in mind each Fund's best interests at all times, shall consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker involved and the quality of service rendered by the broker in other transactions. Subject to such policies as the Trustees may determine and communicate to AXA Rosenberg in writing, AXA Rosenberg shall not be deemed to have acted unlawfully or to have breached any duty created by the Subadviser Agreement or otherwise solely by reason of its having caused a Fund to pay a broker that provides brokerage and research services to AXA Rosenberg or any affiliated person of AXA Rosenberg an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if AXA Rosenberg determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or AXA Rosenberg's overall responsibilities with respect to each Fund and to other clients of AXA Rosenberg and any affiliated person of AXA Rosenberg as to which AXA Rosenberg or any affiliated person of AXA Rosenberg exercises investment discretion.

     Over-the-counter transactions often involve dealers acting for their own account. It is AXA Rosenberg's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

     Although AXA Rosenberg does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, AXA Rosenberg will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. AXA Rosenberg uses such research in servicing other clients as well as the Trust.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, AXA Rosenberg may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in that Act) to AXA Rosenberg an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.


     For the fiscal year ended December 31, 2004 and the period from the commencement of its operations (May 1, 2003) through December 31, 2003, the Fund paid $XX and $69,221.99 in brokerage commissions, respectively.


PERFORMANCE COMPARISONS

     Investors may judge the performance of the Fund by comparing its performance to the return on 3-month U.S. Treasury Bills (the Fund's benchmark). Information regarding the return on 3-month U.S. Treasury Bills can be found on the Federal Reserve's website (www.federalreserve.gov/releases/h15/current/). Investors may also judge the performance of the Fund by comparing it to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR and other periodicals. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of AXA Rosenberg in comparison to other investment advisers and to other institutions.

     From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders:
(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in the Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

     The Trust is a diversified open-end management investment company and was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on March 2, 1998.

     A copy of the Trust's Agreement and Declaration of Trust dated March 1, 1998, as amended (the "Declaration of Trust"), is on file with the Secretary of the Commonwealth of Massachusetts. The fiscal year of the Trust ends on December
31. The Trust changed its name to "Barr Rosenberg Variable Insurance Trust" from "Barr Rosenberg Variable Trust" on March 27, 1998. Effective March 30, 2004, the Trust changed its name to "Laudus Variable Insurance Trust."

     Interests in the Trust's portfolios are currently represented by shares of one series, the Laudus Rosenberg VIT Value Long/Short Equity Fund, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to shares of the Laudus Rosenberg VIT Value Long/Short Equity Fund are described in the Prospectuses.

     The Fund is divided into two classes of shares: Class 1 Shares and Class 2 Shares.

     Each class of shares of the Fund represents interests in the assets of the Fund and has identical dividend, liquidation and other rights and the same terms and conditions, except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class and each class may, at the discretion of the Trustees of the Trust, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust.


VOTING RIGHTS

     Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     Each class of shares of the Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution and shareholder service plan applicable to that class. All classes of shares of the Fund will vote together, except with respect to any distribution and shareholder service plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act.

     There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.


PROXY VOTING

     The Trust's proxy voting policy is attached as Appendix A to this Statement of Additional Information.

     Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written submissions to the Trust at 3435 Stelzer Road, Columbus Ohio 43219. Proposals must be received a reasonable time in advance of a proxy solicitation to be included. Submission of a proposal does not guarantee inclusion in a proxy statement because proposals must comply with certain federal securities regulations.


SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund is unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. In addition, CSIM has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

OWNERS OF 5% OR MORE OF A FUND'S SHARES


     The following charts set forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of each class of the Fund as of April 1, 2005. Those persons who beneficially own more than 25% of a particular class of shares in the Fund may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.



                                                                        NUMBER
       FUND                     NAME AND ADDRESS OF                       OF            PERCENT OF OUTSTANDING SHARES
      CLASS                      BENEFICIAL OWNER                       SHARES                BENEFICIALLY OWNED
     -------          --------------------------------------------      ------          -----------------------------
     Class 1          Rosenberg Institutional Equity Mgmt.                1                         100%
                      4 Orinda Way, Suite 300E
                      Orinda, California 94563-2523

     Class 2          Separate Account FP of The Equitable                XX                         XX%
                      Life Assurance Society of the United States
                      1290 Avenue of the Americas
                      Life Assurance Society of the US
                      New York, New York 10104



                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Information regarding the availability of the Fund's portfolio holdings can be obtained by calling 1-800-447-3332.

     The disclosure of portfolio holdings information to shareholders and other parties (other than in regular public filings) may be authorized only by the Trust's President upon prior consultation with the Fund's subadviser and the Fund's Chief Legal Officer. Prior to authorizing the disclosure of portfolio holdings, the Trust's President must determine that: (i) such disclosure is in the best interests of the Fund's shareholders; and (ii) that no conflict exists between the interests of the Fund's shareholders and those of the Fund's adviser, subadviser or principal underwriter.

     Portfolio holdings information also may be made available on a selective basis to service providers, ratings agencies, consultants and other qualified financial professionals when the President, upon prior consultation with the Fund's subadviser and the Fund's Chief Legal Officer determines such disclosure meets the requirements for non-selective disclosure and serves a legitimate business purpose. Any person to whom the Fund selectively discloses portfolio holdings information will, prior to that disclosure, be required to sign an agreement describing the permitted use of portfolio holdings information and providing that: (i) the portfolio holdings information will be kept confidential; (ii) the person will not trade on the information; and (iii) the information will be used only for the purpose described in the agreement.

     Such portfolio holdings information may be disclosed as frequently as daily to certain service providers, and no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals. Monthly disclosures will not be made sooner than 3 days after the date of the portfolio holdings information. Portfolio holdings information selectively disclosed to non-service providers will be made available only for the purpose of analyzing and ranking the Fund or performing due diligence and asset allocation, depending on the recipient of the information.

     The names of those persons to whom the Fund selectively discloses portfolio holdings information will be disclosed in this Statement of Additional Information. BISYS, as service provider to the Funds, is currently receiving this information on a daily basis.

     Neither the Fund nor the Fund's adviser or subadviser may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.


                        DETERMINATION OF NET ASSET VALUE

     Each business day, the Fund calculates its share price, or NAV, as of the close of the New York Stock Exchange ("NYSE"). This means that NAVs are calculated using the values of the Fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees. The Fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if there are no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the Fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.

                        PURCHASE AND REDEMPTION OF SHARES

     The procedures for purchasing shares of the Fund are described in the Prospectuses. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i) $250,000 or (ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of the Fund is described in the Prospectuses.

     As described in the Prospectuses, the Trust reserves the right, in its sole discretion, to reject purchase orders for shares of the Fund. As a general matter, the Trust expects that it will only accept purchase orders when the purchase price is to be paid by wire transfer from the insurance company.

                              FINANCIAL STATEMENTS


     The Report of the Independent Registered Public Accounting Firm and financial statements of the Fund in the Trust's Annual Report for the period ended December 31, 2004 (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing to Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning 1-800-447-3332.

     The financial statements incorporated by reference into this Statement of
Additional Information have been audited by [   ], an independent registered
public accounting firm, and have been so included and incorporated by reference in reliance upon said firm, which report is given upon their authority as experts in auditing and accounting.

                       APPENDIX A - PROXY VOTING POLICIES


                                  LAUDUS TRUST
                         LAUDUS VARIABLE INSURANCE TRUST

                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES
                                    JUNE 2004

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM 's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.

The Boards of Trustees (the "Trustees") of Laudus Trust and Laudus Variable Insurance Trust (collectively, the "Funds" or "Laudus Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Laudus Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Laudus Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

     CONFLICTS OF INTEREST. For all proxy issues, whether routine or non-routine, that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures.

     VOTING FOREIGN PROXIES. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

        -      proxy statements and ballots written in a foreign language;
        -      untimely and/or inadequate notice of shareholder meetings;
        -      restrictions of foreigner's ability to exercise votes;
        -      requirements to vote proxies in person;
        -      the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;
        -      requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

     SUB-ADVISORY RELATIONSHIPS. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients' proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

Attendance by four members (or their respective designates) constitutes a quorum.

ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's current proxy voting policy guidelines.

1.   AUDITORS

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
-    Tenure of the audit firm
- Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
-    Length of the rotation period advocated in the proposal
-    Significant audit-related issues

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:
- Insiders and affiliated outsiders on boards that are not at least majority independent
-    Directors who sit on more than six boards
- Compensation Committee members if there is a disconnect between the CEO's pay and performance

CLASSIFICATION/DECLASSIFICATION OF THE BOARD


Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.


INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.


OPEN ACCESS (SHAREHOLDER RESOLUTION)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.


CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.


CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.


REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.


5.   POISON PILLS


Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.


6.   MERGERS AND CORPORATE RESTRUCTURINGS


Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.


7.   REINCORPORATION PROPOSALS


Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.


DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

- It is intended for financing purposes with minimal or no dilution to current shareholders
- It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:
- The plan expressly permits repricing without shareholder approval for listed companies; or
- There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

-    Historic trading patterns
-    Rationale for the repricing
-    Value-for-value exchange
-    Option vesting
-    Term of the option
-    Exercise price
-    Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:

-    Purchase price is at least 85 percent of fair market value
-    Offering period is 27 months or less, and
-    Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
- Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards.
- Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10.  SOCIAL AND ENVIRONMENTAL ISSUES


THESE ISSUES COVER A WIDE RANGE OF TOPICS, INCLUDING CONSUMER AND PUBLIC SAFETY, ENVIRONMENT AND ENERGY, GENERAL CORPORATE ISSUES, LABOR STANDARDS AND HUMAN RIGHTS, MILITARY BUSINESS, AND WORKPLACE DIVERSITY.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.


Vote:
-    FOR proposals for the company to amend its Equal Employment Opportunity
     (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
- AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

PART C:   OTHER INFORMATION
           THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND ONLY


ITEM 23.  EXHIBITS.

     (a) (1) Agreement and Declaration of Trust of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;


          (2) Amendment No. 1 to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;

          (3) Amendment No. 2 to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;


          (4) Amendment No. 3 (filed March 22, 2004) to Agreement and Declaration of Trust of the Registrant -- filed herewith;

          (5) Amendment No. 3 (filed March 30, 2004) to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 9 filed on April 29, 2004;


     (b) By-Laws of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;

     (c) Reference is made to Sections 6 and 8 of the Agreement and Declaration of Trust of the Registrant;

     (d) (1) Management Contract between the Registrant on behalf of its Laudus Rosenberg VIT Value Long/Short Equity Fund and Charles Schwab Investment Management, Inc. - incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;


          (2) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg VIT Value Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC - incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;

     (e) Form of Distributor's Contract between the Registrant and Laudus Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

     (f)  None;

     (g) (1) Custody Agreement between the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 3 filed on April 16, 1999;

          (2) Form of Special Custody Account Agreement among the Registrant, Custodial Trust Company and Bear, Stearns Securities Corp. -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

     (h) (1) Form of Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

          (2) Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant on behalf of the Laudus Rosenberg VIT Value Long/Short Equity Fund -- incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;

          (3) Form of Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

          (4) Form of Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;


     (i)  Opinion and Consent of Counsel -- to be filed by later amendment;

     (j) Consent of Independent Registered Public Accounting Firm -- to be filed by later amendment;


     (k)  None;

     (l)  None;


     (m) Distribution and Shareholder Service Plan for Class 2 Shares -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;


     (n) Multi-Class Plan -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

     (o)  Not Applicable;

     (p) (1) Code of Ethics of the Registrant -- incorporated by reference to Post-Effective Amendment No. 5 filed on May 1, 2000;

          (2) Code of Ethics of Charles Schwab Investment Management, Inc., investment adviser to the Fund - incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;


          (3) Code of Ethics of AXA Rosenberg Investment Management LLC, investment subadviser to the Fund -- filed herewith;

          (4) Code of Ethics of BISYS Fund Services Ohio, Inc., principal underwriter to the Fund -- filed herewith;


     (q) (1) Power of Attorney of Nils H. Hakansson - incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;

          (2) Power of Attorney of Mariann Byerwalter -- incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;


          (3) Power of Attorney of Jeffrey M. Lyons -- incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;

          (4) Power of Attorney of William A. Hasler -- incorporated by reference to Post-Effective Amendment No. 9 filed on April 29, 2004;

          (5)  Power of Attorney of Troy Sheets -- filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.


     The Board of Trustees of Registrant is substantially similar to the Board of Trustees of other Funds advised by Charles Schwab Investment Management, Inc. However, the officers of these Funds are different. That fact, together with the fact that the power residing in the respective boards and officers arises as the result of an official position with the respective Funds leads the Registrant to take the position that it is not under common control with these other Funds.


ITEM 25.  INDEMNIFICATION.


(a)  Indemnification

     Article VIII of the Registrant's Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

                                  ARTICLE VIII

                                 Indemnification

     SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

     SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular Series of Shares of which he or she is or was a Shareholder.

(b) Summary of Indemnification Provisions

     The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action, suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the

Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.

     Any shareholder held personally liable solely by reason of having been a shareholder shall be entitled to be held harmless from and indemnified against all loss or expense arising from such liability.

(c) Insurance

     The Trust maintains Professional Liability Insurance for each of its directors and officers. The Trust's policy is carried by the American International Specialty Lines Insurance Company and insures each director and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $3,000,000.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.


     The Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989, also serves as the investment manager to the Laudus Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

     The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.


NAME AND POSITION                                                 CONNECTION WITH
WITH ADVISER             NAME OF COMPANY                          OTHER COMPANY
------------             ---------------                          -------------
Charles R. Schwab        Charles Schwab & Co., Inc.               Chairman
Director
                         The Charles Schwab Bank, N.A.            Chairman, Director
                         The Charles Schwab Corporation           Chairman; Co-Chief Executive Officer
                                                                  until May 2003
                         Schwab Holdings, Inc.                    Chairman and Chief Executive Officer

                         Schwab International Holdings, Inc.      Chairman and Chief Executive Officer
                         Schwab (SIS) Holdings, Inc.              Chairman and Chief Executive Officer
                         Charles Schwab Holdings (UK)             Chairman
                         U.S. Trust Corporation                   Director
                         United States Trust Company of           Director
                         New York
                         The Gap, Inc.                            Director
                         Siebel Systems                           Director
                         Xign, Inc.                               Director until June 2003
                         Stanford University                      Trustee
                         Audiobase, Inc.                          Director until March 2002
                         Vodaphone AirTouch PLC                   Director until May 2002
                         The Charles Schwab Trust Company         Director until July 2001
                         SchwabFunds family of mutual funds       Trustee and Chairman

Evelyn S. Dilsaver       Charles Schwab & Co., Inc.               Executive Vice President. From
Director, President and                                           June 2003 to July 2004,
Chief Executive Officer                                           Ms. Dilsaver was Senior Vice
                                                                  President of the Asset
                                                                  Management Products and
                                                                  Services Enterprise, with
                                                                  responsibility for product
                                                                  development and distribution.
                                                                  Prior to this, Ms. Dilsaver
                                                                  was Executive Vice President
                                                                  of U.S. Trust, a subsidiary of
                                                                  The Charles Schwab
                                                                  Corporation, as their chief
                                                                  financial officer and chief
                                                                  administrative officer.

Koji Felton              SchwabFunds family of mutual funds       Secretary
Senior Vice President,
Chief Counsel and
Assistant Corporate
Secretary

Tai-Chin Tung            The Charles Schwab Trust Company         Vice President
Senior Vice President
and Chief Financial
Officer

                         Charles Schwab Asset Management          Director
                         (Ireland) Limited
                         Charles Schwab Worldwide Funds PLC       Director
                         SchwabFunds family of mutual funds       Treasurer and Principal
                                                                  Financial Officer

Stephen B. Ward          The Charles Schwab Trust Company         Chief Investment Officer
Director, Senior Vice
President and Chief
Investment Officer
                         SchwabFunds family of mutual funds       Senior Vice President and Chief
                                                                  Investment Officer

Jeffrey Mortimer         Laudus Trust and Laudus Variable         Vice President and Chief Investment
Senior Vice President    Insurance Trust                          Officer
and Head of Equities

Jana D. Thompson         Charles Schwab & Co., Inc.               Senior Vice President; Vice
Senior Vice President                                             President, 2000 to February 2004
                         Laudus Trust and Laudus                  President
                         Variable Insurance Trust


     AXA Rosenberg Investment Management LLC (the "Subadviser") was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Subadviser provides investment advisory services to a substantial number of institutional investors and to the eleven series of Laudus Trust, an open-end management investment company.

NAME AND POSITION                      NAME OF                        CONNECTION WITH
WITH SUBADVISER                        OTHER COMPANY                  OTHER COMPANY
---------------                        -------------                  -------------
Kenneth Reid                           Barr Rosenberg Research        Director
Global Chief Investment Officer        Center

William Ricks                                               --                     --
Chief Executive Officer and Chief
Investment Officer

NAME AND POSITION                      NAME OF                        CONNECTION WITH
WITH SUBADVISER                        OTHER COMPANY                  OTHER COMPANY
---------------                        -------------                  -------------
Thomas Mead                            Barr Rosenberg Research        Director; Deputy Director, 1999 to 2002
Global Research Director               Center
of Research Center


ITEM 27.  PRINCIPAL UNDERWRITERS.


(a) Laudus Distributor, Inc. (f/k/a Barr Rosenberg Funds Distributor, Inc.) (the "Distributor") is the principal underwriter of the Trust's Class 1 Shares and Class 2 Shares. The Distributor is also the principal underwriter for the Laudus Trust.

(b) Information with respect to the Distributor's directors and officers is as follows:


                                       POSITIONS AND OFFICES                    POSITIONS AND OFFICES
    NAME                               WITH UNDERWRITER                         WITH REGISTRANT
    ----                               ----------------                         ---------------
    William J. Tomko                   President                                None
    Kevin J. Dell                      Secretary and Director                   None
    Edward S. Forman                   Assistant Secretary                      None
    James L. Fox                       Director                                 None
    Stephen Hoffman                    Treasurer                                None
    Richard F. Froio                   Vice President/Chief Compliance Officer  None
    Charles L. Booth                   Vice President/Assistant Compliance      None
                                       Officer


     The principal business address of all directors and officers of the Distributor is 100 Summer Street, Suite 1500, Boston, Massachusetts, 02110

(c)  None


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.


     The account books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

1)   Laudus Variable Insurance Trust
     3435 Stelzer Road
     Columbus, OH  43219

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

     Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
     Rule 31a-2 (a)

2)   Charles Schwab Investment Management, Inc.
     101 Montgomery Street
     San Francisco, CA 94104

3)   AXA Rosenberg Investment Management LLC
     Four Orinda Way
     Building E
     Orinda, CA 94563
     Rule 31a-1 (f)
     Rule 31a-2 (e)

4)   Laudus Distributor, Inc.
     100 Summer Street, Suite 1500
     Boston, MA 02110
     Rule 31a-1 (d)
     Rule 31a-2 (c)


ITEM 29.  MANAGEMENT SERVICES.


None.


ITEM 30.  UNDERTAKINGS.


     The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California, on the 24th day of February, 2005.


                         LAUDUS VARIABLE INSURANCE TRUST

                         By:  /s/ JANA D. THOMPSON
                              --------------------

                              Jana D. Thompson
                              President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 24th day of February, 2005.



           SIGNATURE                                   TITLE                              DATE
           ---------                                   -----                              ----
/s/ JANA D. THOMPSON                  President (Principal Executive                February 24, 2005
--------------------                  Officer)
Jana D. Thompson

        *                             Chief Financial Officer (Principal            February 24, 2005
-----------------                     Financial and Accounting Officer)
Troy Sheets

        *                             Trustee                                       February 24, 2005
-----------------
Jeffrey M. Lyons

       *                              Trustee                                       February 24, 2005
-----------------
Mariann Byerwalter

       *                              Trustee                                       February 24, 2005
-----------------
Nils H. Hakansson

       *                              Trustee                                       February 24, 2005
-----------------
William A. Hasler



*By:   /s/ JENNIFER M. LEACH
       ---------------------
       Jennifer M. Leach
       Attorney-in-Fact


Date:  February 24, 2005

                                  EXHIBIT INDEX


EXHIBIT
NUMBER       DESCRIPTION
------       -----------
23(a)(4)     Amendment No. 3 (filed March 22, 2004) to Agreement and Declaration of Trust of the Registrant

23(p)(3) Code of Ethics of AXA Rosenberg Investments Management LLC, investment subadviser to the Fund

23(p)(4) Code of Ethics of BISYS Fund Services Ohio, Inc., principal underwriter to the Fund

23(q)(5)     Power of Attorney of Troy Sheets


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